        As Filed with the Securities and Exchange Commission on November 20,1997

                                                      Registration Nos. 33-88568
                                                                        811-8948
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                               -----------------------

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

                               Pre-Effective Amendment No.                   / /
                               Post-Effective Amendment No. 5                /X/
                                        and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /X/
                                   Amendment No. 7                           /X/
                           (Check appropriate box or boxes)

                                  SEFTON FUNDS TRUST
                  (Exact name of Registrant as specified in charter)

                                  3435 Stelzer Road
                                Columbus, Ohio  43219
                (Address of Principal Executive Offices with Zip Code)

                        --------------------------------------

          Registrant's Telephone Number, including Area Code: (800) 524-2276

                        --------------------------------------

                               George O. Martinez, Esq.
                                 BISYS Fund Services
                                  3435 Stelzer Road
                                Columbus, Ohio  43219
                       (Name and Address of Agent for Service)

                        --------------------------------------

                                   with a copy to:
                                Steven R. Howard, Esq.
                                   Baker & McKenzie
                                   805 Third Avenue
                              New York, New York  10022


It is proposed that this filing will become effective:

         __X__     immediately upon filing pursuant to paragraph (b)
         _____     on (date) pursuant to paragraph (b)
         _____     on (date) pursuant to paragraph (a)(i)
         _____     75 days after filing pursuant to paragraph (a)(ii)
         _____     on (date) pursuant to paragraph (a)(ii) of rule 485
         _____     60 days after filing pursuant to paragraph (a)(i)

If appropriate, check the following box:

         _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has previously filed an indefinite number of shares of beneficial interest, par value $.001 per share, under the Securities Act of 1933, as amended. The Registrant's 24f-2 Notice for the fiscal year ended March 31, 1997 was filed on May 28, 1997.

                                  SEFTON FUNDS TRUST
                                CROSS REFERENCE SHEET
                               PURSUANT TO RULE 495(a)
                           UNDER THE SECURITIES ACT OF 1933

                                 U.S. GOVERNMENT FUND
                               CALIFORNIA TAX-FREE FUND
                                  EQUITY VALUE FUND
                               SMALL COMPANY VALUE FUND




 N-1A ITEM NO.                                                    LOCATION
 -------------                                                    --------

 PART A                                                           PROSPECTUS CAPTION
 ------                                                           ------------------

 Item 1.        Cover Page  . . . . . . . . . . . . . . . . . . .   Cover Page



 Item 2.        Synopsis  . . . . . . . . . . . . . . . . . . . .   Fund Expenses; Fee Table



 Item 3.        Condensed Financial Information . . . . . . . . .   Prospectus Supplement



 Item 4.        General Description of Registrant . . . . . . . .   The Funds; The Investment Policies and
                                                                    Practices of the Funds; Investment
                                                                    Restrictions: Risks of Investing in
                                                                    the Funds; Description of Securities
                                                                    and Investment Practices

 Item 5.        Management of the Fund  . . . . . . . . . . . . .   Management of the Funds


 Item 5A.       Management's Discussion of Fund
                Performance . . . . . . . . . . . . . . . . . . .   Not Applicable



 Item 6.        Capital Stock and Other Securities  . . . . . . .   Dividends, Distributions and Federal
                                                                    Income Tax; Other Information

 Item 7.        Purchase of Securities Being Offered  . . . . . .   Fund Share Valuation; Pricing of Fund
                                                                    Shares; Purchase of Fund Shares;
                                                                    Minimum Purchase Requirements;
                                                                    Individual Retirement Accounts

 Item 8.        Redemption or Repurchase  . . . . . . . . . . . .   Redemption of Fund Shares



 Item 9.        Legal Proceedings . . . . . . . . . . . . . . . .   Not Applicable




                                                                    INFORMATION CAPTION
 PART B                                                             STATEMENT OF ADDITIONAL
 ------                                                             -----------------------

 Item 10.       Cover Page  . . . . . . . . . . . . . . . . . . .   Cover Page



 Item 11.       Table of Contents . . . . . . . . . . . . . . . .   Table of Contents



 Item 12.       General Information and History . . . . . . . . .   Not Applicable



 Item 13.       Investment Objective and Policies . . . . . . . .   Investment Policies; Investment
                                                                    Restrictions


 Item 14.       Management of the Registrant  . . . . . . . . . .   Management


 Item 15.       Control Persons and Principal Holders
                of Securities . . . . . . . . . . . . . . . . . .   Other Information


 Item 16.       Investment Advisory and Other
                Services  . . . . . . . . . . . . . . . . . . . .   Management; Custodian; Independent
                                                                    Accountants

 Item 17.       Brokerage Allocation  . . . . . . . . . . . . . .   Portfolio Transactions



 Item 18.       Capital Stock and Other Securities  . . . . . . .   Other Information


 Item 19.       Purchase, Redemption and Pricing of
                Securities Being Offered  . . . . . . . . . . . .   Pricing of Fund Shares (Part A);
                                                                    Purchase of Fund Shares (Part A);
                                                                    Redemption of Fund Shares (Part A);
                                                                    Determination of Net Asset Value

 Item 20.       Tax Status  . . . . . . . . . . . . . . . . . . .   Taxation



 Item 21.       Underwriters  . . . . . . . . . . . . . . . . . .   Management



 Item 22.       Calculation of Performance Data . . . . . . . . .   Expenses and Expense Limits;
                                                                    Calculation of Yields; Performance
                                                                    Information

 Item 23.       Financial Statements  . . . . . . . . . . . . . .   Financial Statements


PART C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                   PRELIMINARY NOTE

The Registrant's Prospectus dated June 30, 1997, to which the interim financial statements contained herein are added by Post-Effective Amendment No. 5, are incorporated by reference to the Registrant's filing of definitive copies under Rule 497(c).

                            SEFTON FUNDS TRUST

                         SMALL COMPANY VALUE FUND

                    Supplement Dated November 20, 1997
                   to the Prospectus Dated June 30, 1997

                           FINANCIAL HIGHLIGHTS
                               (UNAUDITED)

The table below of Financial Highlights (unaudited) sets forth per-share data for a share of beneficial interest outstanding for the Small Company Value Fund (the "Fund"), a fund of Sefton Funds Trust (the "Trust"), for the period ended September 30, 1997. This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus and the related financial statements and notes thereto appearing in the Fund's Statement of Additional Information. The Statement of Additional Information may be obtained from the Fund free of charge by calling (800) 524-2276.

SELECTED RATIOS AND DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
THROUGH THE PERIOD INDICATED:
-------------------------------------------------------------------------------


                                                       FOR THE PERIOD FROM
                                                        JUNE 30, 1997(1)
                                                     THROUGH SEPT. 30, 1997
                                                     ----------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD...............       $      12.00
                                                          ------------
    Net investment income..........................               0.06
    Net realized and unrealized gain from
     investment transactions.......................               1.18
                                                          ------------
        Total income from investment operations....               1.24
                                                          ------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income...........              (0.06)
    Distributions from net realized gain from
     investment transactions................                      0.00
                                                          ------------
        Total dividends and distributions..........              (0.06)
                                                          ------------
NET ASSET VALUE, END OF PERIOD.....................       $      13.18
                                                          ------------
                                                          ------------
TOTAL INVESTMENT RETURN(2).........................              10.32%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands).......       $     30,031
    Ratio of expenses to average net assets........               1.54% (3)
    Ratio of net investment income to average
     net assets....................................               1.94% (3)
    Ratio of expenses to average net assets
     without fee waivers...........................               1.78% (3)
    Ratio of net investment income to average
     net assets without fee waivers................               1.70% (3)
AVERAGE COMMISSION RATE(4).........................             0.0595
PORTFOLIO TURNOVER RATE............................               8.10%

(1)  Commencement of operations.

(2) Not annualized. Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.

(3)  Annualized.

(4) Represents total dollar amount of commission paid on portfolio transactions for the period ended September 30, 1997, divided by total number of portfolio shares purchased and sold for which commission were charged.

                       STATEMENT OF ADDITIONAL INFORMATION

                               SEFTON FUNDS TRUST
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                 General and Account Information: (800) 524-2276

--------------------------------------------------------------------------------

                  Sefton Capital Management, Investment Adviser
                             ("SCM" or the "Adviser")

          BISYS Funds Services, Administrator, Distributor and Sponsor
                            ("BISYS" or the "Sponsor")


     This Statement of Additional Information ("SAI") describes the shares of four funds (the "Funds") managed by SCM. Each Fund is a portfolio of Sefton Funds Trust (the "Trust"). The Funds are:

          U.S. GOVERNMENT FUND

          CALIFORNIA TAX-FREE FUND

          EQUITY VALUE FUND

          SMALL COMPANY VALUE FUND


     The SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus for shares of the Funds dated June 30, 1997 as supplemented November 20, 1997 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Funds at the address and information number printed above.









JUNE 30, 1997
AS SUPPLEMENTED NOVEMBER 20, 1997

                                TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----

INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . . . . . . .    1
     Bank Obligations. . . . . . . . . . . . . . . . . . . . . . . . .    1
     Commercial Paper. . . . . . . . . . . . . . . . . . . . . . . . .    1
     Corporate Debt Securities . . . . . . . . . . . . . . . . . . . .    1
     Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . .    1
     Reverse Repurchase Agreements . . . . . . . . . . . . . . . . . .    2
     Variable and Floating Rate Demand and Master Demand Notes . . . .    2
     Loans of Portfolio Securities . . . . . . . . . . . . . . . . . .    2
     Mortgage-Related Securities . . . . . . . . . . . . . . . . . . .    2
     Foreign Securities. . . . . . . . . . . . . . . . . . . . . . . .    3
     Real Estate Securities. . . . . . . . . . . . . . . . . . . . . .    3
     Investment Company Securities . . . . . . . . . . . . . . . . . .    4
     Interest Rate Futures Contracts . . . . . . . . . . . . . . . . .    4
     Stock Index Futures Contracts . . . . . . . . . . . . . . . . . .    4
     Put Options on Stock Index Futures Contracts. . . . . . . . . . .    5
     California Municipal Obligations. . . . . . . . . . . . . . . . .    5

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . .   13

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14
     Trustees and Officers . . . . . . . . . . . . . . . . . . . . . .   14
     Investment Adviser. . . . . . . . . . . . . . . . . . . . . . . .   16
     Distribution of Fund Shares . . . . . . . . . . . . . . . . . . .   17
     Administrators, Bookkeeping and Pricing Agent . . . . . . . . . .   17
     Service Organizations . . . . . . . . . . . . . . . . . . . . . .   19

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .   19

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION . . . . . . . . . . . .   19

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . .   20
     Portfolio Turnover. . . . . . . . . . . . . . . . . . . . . . . .   21

TAXATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   21

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .   27
     Capitalization. . . . . . . . . . . . . . . . . . . . . . . . . .   27
     Control Persons and Principal Holders of Securities . . . . . . .   27
     Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . . .   29
     Custodian and Transfer Agent. . . . . . . . . . . . . . . . . . .   29
     Yield and Performance Information . . . . . . . . . . . . . . . .   29
     Independent Accountants . . . . . . . . . . . . . . . . . . . . .   31
     Registration Statement. . . . . . . . . . . . . . . . . . . . . .   31

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . .   31

                               INVESTMENT POLICIES

     The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

     BANK OBLIGATIONS (U.S. Government Fund, Equity Value Fund and Small Company Value Fund). These obligations include negotiable certificates of deposit and bankers' acceptances. A description of the banks, the obligations of which the Funds may purchase, is set forth in the Prospectus. A certificate of deposit is a short-term, interest-bearing negotiable certificate issued by a commercial bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.

     COMMERCIAL PAPER (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, (i) rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating in one of the two highest rating categories by a least two NRSROs, or (iii) securities which, if not rated or single rated, are, in the opinion of the Funds' Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest. See "Variable and Floating Rate and Master Demand Notes."

     CORPORATE DEBT SECURITIES (U.S. Government Fund, Equity Value Fund and Small Company Value Fund). Fund investment in these securities is limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Fund.

     The ratings of Standard & Poor's Corporation, Moody's Investors Service, Inc., and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Funds' Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

     It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     REPURCHASE AGREEMENTS (All Funds). The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. Such agreements may be considered to be loans by the Funds for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agree upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

     REVERSE REPURCHASE AGREEMENTS (U.S. Government Fund, Equity Value Fund and Small Company Value Fund). A Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account cash, or other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES  (All Funds).
The Funds may acquire variable and floating rate instruments as described in the Prospectus. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Adviser under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Funds. In making such determinations, the Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, investment banking, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit, guarantees or lending commitments.

     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a U.S. Government security with a variable rate of interest readjusted no less frequently than every 762 days may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a floating rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, may be deemed to have a maturity equal to one day; (c) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the investment to be paid in more than 397 days, and that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a variable rate of interest, the principal amount of which is scheduled to be paid in 397 days or less may be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; and (e) an instrument with a floating rate of interest, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     LOANS OF PORTFOLIO SECURITIES (All Funds). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 5% of the total assets of a particular Fund.

     The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     MORTGAGE-RELATED SECURITIES (All Funds). There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage but in no event later than one year after it becomes payable.

     FOREIGN SECURITIES (U.S. Government Fund, Equity Value Fund and Small Company Value Fund). As described in the Prospectus, changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

     Since Funds may invest in securities denominated in currencies other than the U.S. dollar, and since those Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, a Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     Those Funds that purchase foreign currency-denominated securities may enter into foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     REAL ESTATE SECURITIES (Equity Value Fund and Small Company Value Fund). The Funds may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Funds will not invest directly in real estate, the funds may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

     REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

     INVESTMENT COMPANY SECURITIES (All Funds). The Funds may invest in securities issued by other investment companies. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Funds as a whole.

     INTEREST RATE FUTURES CONTRACTS (U.S. Government Fund only). This Fund may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

     Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the Fund's portfolio securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing its net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize. Futures transactions may fail as hedging techniques where price movements of the underlying securities do not follow price movements of the portfolio securities subject to the hedge. The loss with respect to futures transactions is potentially unlimited. Also, the Fund may be unable to control losses by closing its position where a liquid secondary market does not exist.

     STOCK INDEX FUTURES CONTRACTS  (Equity Value Fund and Small Company Value
Fund). A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount.
In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract.

     The Funds intend to utilize stock index futures contracts primarily for the purpose of attempting to protect the value of its common stock portfolio in the event of a decline in stock prices. The Funds, therefore, usually will be sellers of stock index futures contracts. This risk management strategy is an alternative to selling securities in the portfolio and investing in money market instruments. Also, stock index futures contracts may be purchased to protect a Fund against an increase in prices of stocks which the Fund intends to purchase. If a Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If the Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchased. The Fund also may buy or sell stock index futures contracts to close out existing futures positions. See "Interest Rate Futures Contracts" above for more information on the risks of stock index futures contracts.

     PUT OPTIONS ON STOCK INDEX FUTURES CONTRACTS (Equity Value Fund and Small Company Value Fund). The Funds may also purchase put options on stock index futures contracts. Sales of such options may also be made to close out an open option position. The Funds may, for example, purchase a put option on a particular stock index futures contract or stock index to protect against a decline in the value of the common stocks it holds. If the stocks in the index decline in value, the put should become more valuable and a Fund could sell it to offset losses in the value of the common stocks. In this way, put options may be used to achieve the same goals the Funds seek in selling futures contracts. A put option on a stock index future gives the purchaser the right, in return for a premium paid, to assume a short (i.e., the right to sell stock index futures) position in a stock index futures contract at a specified exercise price ("strike price") at any time during the period of the option. If the option is exercised by the holder before the last trading date during the option period, the holder receives the futures position, as well as any balance in the futures margin account. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash in an amount equal to the difference between the strike price and the closing level of the relevant index on the expiration date.

     The Adviser expects that an increase or decrease in the index in relation to the strike price level would normally correlate to an increase or decrease (but not necessarily to the same extent) in the value of the Fund's common stock portfolio against which the option was written. Thus, any loss in the option transaction may be offset by an increase in the value of the common stock portfolio to the extent changes in the index correlate to changes in the value of that portfolio. The Funds may liquidate the put options they have purchased by effecting a "closing sale transaction," rather than exercising the option. This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect the closing sale transaction. The Funds will realize a gain from a closing sale transaction if the price at which the transaction is effected exceeds the premium paid to purchase the option and, if less, the Funds will realize a loss.

     CALIFORNIA MUNICIPAL OBLIGATIONS (California Tax-Free Fund). The ability of this Fund to achieve its investment objective depends on the ability of issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest. Recent amendments to the California State Constitution and certain State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of the issuers of some California Municipal Obligations to maintain debt service on their obligations. The following information as to certain California risk factors is given to investors in view of the Fund's policy of investing primarily in California state and municipal issuers. The information is based primarily upon information derived from public documents relating to securities offerings of California state and municipal issuers, from independent municipal credit reports and historically reliable sources, but has not been independently verified by the Fund.


     California's economy is the largest among the 50 states and one of the largest in the world. The 1995 population of 32 million represents 12% of the U.S. total. The State's per capita personal income in 1994 exceeded the U.S. average by 3%.


     Due in part to its rapidly growing population, the California economy has proven to be more cyclical than that of the nation. During the recessionary period of the early 1980s and again in the 1990s, California's unemployment levels averaged above the national rate. Federal defense spending cuts and military base closing have negatively affected the California economy in recent years. The level of economic activity within the State is important as it influences the growth or contraction of State and local government revenues available for operations and debt service.

     Recessionary influences and the effects of overbuilding in selected areas have resulted in a contraction in real estate values in many regions of the State during the last five years. A decline in property values could have a negative effect on the ability of certain local governments to meet their obligations.

     As a state, California is more prone to earthquakes than most other states in the country, creating potential economic losses from damages. On January 17, 1994, a major earthquake, measuring 6.8 on the Richter scale, hit Southern California centered in the area of Northridge. Total damage has been estimated at $20 billion. Significant federal aid has been received.

     Due to the Fund's concentration in the state of California and its municipal issuers, the Fund may be affected by certain amendments to the California constitution and state statutes which limit the taxing and spending authority of California governmental entities and may affect their ability to meet their debt service obligations.

     In 1978, California voters approved "Proposition 13," adding Article XIII A, an amendment to the state constitution which limits ad valorem taxes on real property to 1% of "full cash value" and restricts the ability of taxing entities to increase real property taxes. The full cash value may be adjusted annually to reflect increases (not to exceed 2%) or decreases in the consumer price index or comparable local data, or declining property value caused by damage, destruction or other factors. The foregoing limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any indebtedness approved by the voters before July 1, 1978 or, pursuant to an amendment to Article XIII A, any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition.

     Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services. The entire statewide welfare system will be changed in response to the change in federal welfare law enacted in 1996. It is yet not known how the final system will affect county finances. Under current law, counties are required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs, but this mandate may be eliminated as part of the overhaul.

     In the aftermath of Proposition 13, the State provided aid from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. Under the pressure of the recent recession, the Legislature had eliminated the remnants of this post-Proposition 13 aid to entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduced mandates for local services. Many counties continue to be under severe fiscal stress. While such stress has in recent years most often been experienced by smaller, rural counties, larger urban counties, such as Los Angeles, have also been affected. Orange County implemented significant reductions in services and personnel, and continues to face fiscal constraints in the aftermath of its bankruptcy, which had been caused by large investment losses in its pooled investment funds.

     In 1979 California voters approved another constitutional amendment,
Article XIII B, which may have an adverse impact on California state and municipal issuers. Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of an annual appropriations limit (the "Appropriations Limit"). "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds.

     Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels and appropriations of certain special taxes imposed by initiatives (e.g., increased cigarette and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency. However, unless the emergency arises from civil disturbance or natural disaster declared by the Governor, and the appropriations are approved by two-thirds of the Legislature, the Appropriations Limit for the next three years must be reduced by the amount of the excess. The Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in California per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college ("K-14") districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

     The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the annual budget proposed by the Governor in January of each year for the next fiscal year, and thereafter to be subject to the budget process and established in the Budget Act.

     On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This statute (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity; (ii) requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction; (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed; (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIII A of the California Constitution; (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments; (vi) requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1988; (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of tax revenue allocated to such local government occur in a an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and (viii) permits these provisions to be amended exclusively by the voters of the State of California.

     On November 5, 1996, voters approved Proposition 218, entitled the "Right to Vote on Taxes Act," which incorporates new Articles XIIIC and XIIID into the California Constitution. These new provisions enact limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval. Certain "general taxes" imposed after January 1, 1995 must be approved by voters in order to remain in effect. In addition, Article XIIIC clarifies the right of local voters to reduce taxes, fees, assessments or charges through local initiatives.

     Proposition 218 does not affect the State or its ability to levy or collect taxes. There are a number of ambiguities concerning the Proposition and its impact on local governments and their bonded debt which will require interpretation by the courts or the Legislature. The Legislative Analyst estimated that enactment of Proposition 218 would reduce local government revenues statewide by over $100 million a year, and that over time revenues to local government would be reduced by several hundred million dollars a year under this Proposition.

     On November 8, 1988, voters approved Proposition 98, which has significantly altered the operation and effect of the Article XIII B spending limit, the first changes since its adoption in 1979. This combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act" (the "Act"), changes State funding of public education below the university level, and the operation of the State's Appropriations Limit. The Act (as modified by Proposition 111, which was enacted on June 5, 1990), guarantees State funding for K-12 school districts and community college districts ("K-14 Schools") at a level equal to the greater of
(a) in general, a fixed percent of General Fund revenues (the "first test"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to California per capita personal income) and enrollment (the "second test"), or (c) a third test, which would replace the second test in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in California per capita personal income (the "third test"). Under the third test, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If the third test is used in any year, the difference between the third test and the second test would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

     Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. In the fall of 1989, the Legislature and the Governor utilized this provision to avoid having 40.3 percent of revenues generated by a special supplemental sales tax enacted for earthquake relief go to K-14 schools. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

     During the recent recession, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,220 from Fiscal Year 1991-92 to Fiscal Year 1993-94.

     In 1992, a lawsuit was filed, called CALIFORNIA TEACHERS' ASSOCIATION V. GOULD, which challenged the validity of these off-budget loans. The settlement of this case, finalized in July, 1996, provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact.

     The State's budget problems in recent years have been caused by a combination of external economic conditions and a structural imbalance in that the largest General Fund Programs -- K-14 education, health, welfare and corrections -- were increasing faster than the revenue base, driven by the State's rapid population growth. These pressures are expected to continue as population trends maintain strong demand for health and welfare services, as the school age population continues to grow, and as the State's corrections program responds to a "Three Strikes" law enacted in 1994, which requires mandatory life prison terms for certain third-time felony offenders.

     As a result of these factors and others, and especially because a severe recession between 1990-94 reduced revenues and increased expenditures for social welfare programs, from the late 1980's until 1992-93, the State had a period of budget imbalance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in its budget reserve, the Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each fiscal year thereafter, each budget required multi billion dollar actions to bring projected revenues and expenditures into balance. The Legislature and Governor agreed on the following principal steps to produce Budget Acts in the years 1991-92 to 1994-95, although not all these actions were taken in each year:

     -    significant cuts in health and welfare program expenditures;
     - transfers of program responsibilities and funding from the State to local governments (referred to as "realignment"), coupled with some reduction in mandates on local government;
     - transfer of about $3.6 billion in local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing State funding for schools under Proposition 98;
     - reduction in growth of support for higher education programs, coupled with increases in student fees, through the 1994-95 Fiscal Year;
     - maintenance of the minimum Proposition 98 funding guarantee for K-14 schools, and the disbursement of additional funds to keep a constant level of about $4,200 per K-12 pupil through the 1993-94 Fiscal Year;
     - revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration;

     - increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to illegal immigrants, although during this time frame, most of the additional aid requested by the Administration was not received; and
     -    various one-time adjustments and accounting changes.

     Despite these budget actions, as noted, the effects of the recession led to large, unanticipated deficits in the budget reserve, the SFEU, as compared to projected positive balances. By the 1993-94 Fiscal Year, the accumulated deficit was so large that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, again using cross-fiscal year revenue anticipation warrants to partly finance the deficit into the 1995-96 fiscal year.

     Another consequence of the accumulated budget deficits, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller issued registered warrants to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants. Between July 1 and September 4, 1992, when the budget was adopted, the State Controller issued a total of approximately $3.8 billion of registered warrants.

     During the past several fiscal years, the State was forced to rely increasingly on external debt markets to meet its cash needs, as a succession of notes and revenue anticipation warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of a fiscal year, as noted earlier. The last and largest of these borrowings was $4.0 billion of revenue anticipation warrants which were issued in July, 1994 and matured on April 25, 1996.

     The 1995-96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from the prior year. Expenditures were budgeted at $43.4 billion, a 4 percent increase. The Budget Act also projected Special Fund revenues of $12.7 billion and appropriated Special Fund expenditures of $13.0 billion.

     Final data for the 1995-96 Fiscal Year showed revenues and transfers of $46.1 billion, some $2 billion over the original fiscal year estimate, which was attributed to the strong economic recovery. Expenditures also increased, to an estimated $45.4 billion, as a result of the requirement to expend revenues for schools under Proposition 98, and, among other things, failure of the federal government to enact welfare reform during the fiscal year and to budget new aid for illegal immigrant costs, both of which had been counted on to allow reductions in State costs. The Special Fund for Economic Uncertainties had a small negative balance of about $87 million at June 30, 1996, all but eliminating the accumulated budget deficit from the early 1990's. Available internal borrowable resources (available cash, after payment of all obligations due) on June 30, 1996 was about $3.8 billion, representing a significant improvement in the State's cash position, and ending the need for deficit borrowing over the end of the fiscal year. The State's improved cash position allowed it to repay the $4.0 billion Revenue Anticipation Warrant issue on April 25, 1996, and to issue only $2.0 billion of revenue anticipation notes during the fiscal year, which matured on June 28, 1996.

     The 1995-96 Budget Act included substantial additional funding under Proposition 98 for schools and community colleges (about $1.0 billion General Fund and $1.2 billion total above 1994-95 levels). Because of higher than projected revenues in 1994-95, an additional $561 million ($92 per K-12 ADA) was appropriated to the 1994-95 Proposition 98 entitlement. A large part of this was a block grant of about $50 per pupil for any one-time purpose. For the first time in several years, a full 2.7 percent cost of living allowance was funded. The budget was based on the settlement of the CTA v. GOULD litigation. Cuts in health and welfare costs totaled about $220 million, almost $700 million less than had been anticipated, because of the failure by the federal government to approve certain of these actions in a timely manner. The federal government also failed to appropriate all but $31 million of an anticipated $500 million in new federal aid for incarceration and health care costs of illegal immigrants. Funding from the General Fund for the University of California was increased by $106 million and for the California State University system by $97 million, with no increases in student fees.

     The 1996-97 Budget Act was signed by the Governor on July 15, 1996, along with various implementing bills. The Governor vetoed about $82 million of appropriations (both General Fund and Special Fund). With the signing of the Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30, 1997. The Budget Act appropriated a modest budget reserve in the SFEU of $305 million, as of June 30, 1997. The Department of Finance projected that, on June 30, 1997, the State's available internal borrowable (cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no cross-fiscal year borrowing will be needed.

     The following are principal features of the 1996-97 Budget Act:

     (1) Proposition 98 funding for schools and community college districts increased by almost $1.6 billion (General Fund) and $1.65 billion total above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second year in a row, the full cost of living allowance (3.2 percent) was funded. The Proposition 98 increases have brought K-12 expenditures to almost $4,800 per pupil (also called per ADA, or Average Daily Attendance), an almost 15% increase over the level prevailing during the recession years. Community colleges will receive an increase in funding of $157 million for 1996-97 out of this $1.6 billion total.

          Because of the higher than projected revenues in 1995-96, an additional $1.1 billion ($190 per K-12 ADA and $145 million for community colleges) was appropriated and retroactively applied towards the 1995-96 Proposition 98 guarantee, bringing K-12 expenditures in that year to over $4,600 per ADA. These new funds were appropriated for a variety of purposes, including block grants, allocations for each school site, facilities for class size reduction, and a reading initiative. Similar retroactive increases totaling $230 million, based on final figures on revenues and State population growth, were made to the 1991-92 and the 1994-95 Proposition 98 guarantees, most of which was allocated to each school site.

     (2) The Budget Act assumed savings of approximately $660 million in health and welfare costs which required changes in federal law, including federal welfare reform. The Budget Act further assumed federal law changes in August 1996 which would allow welfare cash grant levels to be reduced by October 1, 1996. These cuts totaled approximately $163 million of the anticipated $660 million savings. See "Federal Welfare Reform" below.

     (3) A 4.9 percent increase in funding for the University of California ($130 million General Fund) and the California State University system ($101 million General Fund), with no increases in student fees, maintaining the second year of the Governor's four-year "Compact" with the State's higher education units.

     (4) The Budget Act assumed the federal government will provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants. These funds reduce appropriations in these categories that would otherwise have to be paid from the General Fund. (For purposes of cash flow projections, the Department of Finance expects $540 million of this amount to be received during the 1996-97 fiscal year.)

     (5) General Fund support for the Department of Corrections was increased by about 7 percent over the prior year, reflecting estimates of increased prison population.

     (6) With respect to aid to local governments, the principal new programs included in the Budget Act are $100 million in grants to cities and counties for law enforcement purposes, and budgeted $50 million for competitive grants to local governments for programs to combat juvenile crime.

     The Budget Act did not contain any tax increases. As noted, there was a reduction in corporate taxes. In addition, the Legislature approved another one-year suspension of the Renters Tax Credit, saving $520 million in expenditures.

     Following enactment of the 1996-97 Budget Act, Congress passed and the President signed (on August 22, 1996) the Personal Responsibility and Work Opportunity Act of 1996 (P.L. 104-193, the "Law") making a fundamental reform of the current welfare system. Among many provisions, the Law includes: (i) conversion of Aid to Families with Dependent Children from an entitlement program to a block grant titled Temporary Assistance for Needy Families (TANF), with lifetime time limits on TANF recipients, work requirements and other changes; (ii) provisions denying certain federal welfare and public benefits to legal noncitizens, allowing states to elect to deny additional benefits (including TANF) to legal noncitizens, and generally denying almost all benefits to illegal immigrants; and (iii) changes in the Food Stamp program, including reducing maximum benefits and imposing work requirements.

     The Law requires states to implement the new TANF program not later than July 1, 1997 and provides California approximately $3.7 billion in block grant funds for FY 1996-97 for the provisions of the Law. States are allowed to implement TANF as soon as possible and will receive a prorated block grant effective the date of application. The California State Plan was approved November 27, 1996 to allow grant reductions to be implemented effective January 1, 1997 and to allow the State to capture approximately $267 million in additional federal block grant funds over the currently budgeted level. None of the other federal changes needed to achieve the balance of the $660 million cost savings were enacted. Thus, in lieu of the $660 million savings initially assumed, it is now projected that savings will total approximately $320 million.

     A preliminary analysis of the Law by the Legislative Analyst's Office indicates that an overall assessment of how these changes will affect the State's General Fund will not be known for some time, and will depend on how the State implements the Law. There are many choices including how quickly the State implements the Law; the degree to which the State elects to make up for cuts in federal aid. provide more aid to counties, or cut some of its own existing programs for noncitizens; and the State's ability to avoid certain penalties written into the Law.

     With the continued strong economic recovery in the State, the Department of Finance has estimated, in connection with the release of the Governor's 1997-98 Budget Proposal, that revenues for the 1996-97 Fiscal Year will exceed initial projections by about $760 million. This increase will be offset by higher expenditures for K-14 school aid (Pursuant to Proposition 98) and for health and welfare costs, because federal law changes and other federal actions did not provide as much assistance to the State as was initially planned in the Budget Act. The Department's updated projections show a balance in the Special Fund for Economic Uncertainties of $197 million, slightly lower than projected in July, 1996. The Department also projects the State's cash position will be stronger than originally estimated, with unused internal borrowable resources at June 30, 1997 of about $4.3 billion.

     On January 9, 1997, the Governor released his proposed budget for the 1997-98 Fiscal Year (the "Governor's Budget"). The Governor's Budget projects General Fund revenues and transfers in 1997-98 of $50.7 billion, a 4.6% increase from revised 1996-97 figures. The Governor proposes expenditures of $50.3 billion, a 3.9% increase from 1996-97. The Governor's Budget projects a balance in the SFEU of $553 million on June 30, 1998. The Governor's Budget also anticipates about $3 billion of external borrowing for cash flow purposes during the year, with no requirement for cross-fiscal year borrowing.

     Among the major initiatives and features of the Governor's Budget are the following:

     (7) A proposed 10% cut in the Bank and Corporation Tax rate, to be phased in over two years.

     (8) Proposition 98 funding for K-14 schools will be increased again, as a result of stronger revenues. Per-pupil funding for K-12 schools will reach $5,010, compared to $4,220 as recently as the 1993-94 Fiscal Year. Part of the new funding is proposed to be dedicated to the completion of the current program to reduce class size to 20 pupils in lower elementary grades, and to expand the program by one grade, so that it will cover K-3rd grade.

     (9) Funding for higher education will be increased consistent with a four-year "compact" established in 1995-96. There is not projected to be any increase in student fees at any of the three levels of the State higher education system.

     (10) The 1997-98 proposed Governor's Budget assumes approximately $500 million in savings contingent upon federal action. The Budget assumes that federal law will be enacted to remove the maintenance-of-effort requirement for Supplemental Security Income (SSI) payments, thereby enabling the state to reduce grant levels pursuant to previously enacted state law ($279 million). The Budget also assumes the federal government will fund $216 million in costs of health care for illegal immigrants.

     The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, may require the State to make significant future expenditures or may impair future revenue sources. Because of the prospective nature of these proceedings, no estimate of the potential loss can be made.

     While at any given time, including the present, there are numerous civil actions pending against the State which could, if determined adversely to the State, affect the State's expenditures and, in some cases, its revenues, the Attorney General of the State of California is of the opinion that no pending actions are likely to have a material adverse effect on the State's ability to pay debt service as it becomes due.

     Because of the uncertain impact of the aforementioned statutes and cases, the possible inconsistencies in the respective terms of the statutes and the impossibility of predicting the level of future appropriations and applicability of related statutes to such questions, it is not currently possible to assess the impact of such legislation, cases and policies on the long-term ability of California state and municipal issuers to pay interest or repay principal on their obligations.

     Due to budgetary and financial difficulties, California's bond ratings have deteriorated in the early 1990's. S&P initially lowered California's bond rating in December 1991 from AAA to AA. Then, in July 1992, S&P again lowered California's bond rating, from AA to A+, and then A. The S&P rating for California General Obligation Bonds is now A+. Likewise, in February 1992, Moody's lowered its California general obligation bond rating from Aaa to Aal. Moody's subsequently lowered the State's general obligation rating in July 1992 from Aal to Aa, and it is now A1.

     On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "County Funds") filed for protection under Chapter 9 of the Federal Bankruptcy Code, after reports that the County Funds had suffered significant market losses in their investments, causing a liquidity crisis for the County Funds and the County. More than 200 other public entities, most of which, but not all, are located in the County, were also depositors in the County Funds. As of mid-January 1995, following a restructuring of most of the County Funds' assets to increase their liquidity and reduce their exposure to interest rate increases, the County estimated the County Funds' loss at about $1.69 billion, or about 23% of their initial deposits of approximately $7.5 billion. Many of the entities which deposited monies in the County Funds, including the County, faced interim and/or extended cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. The County has embarked on a fiscal recovery plan based on sharp reductions in services and personnel, and rescheduling of outstanding short term debt using certain new revenues transferred to the County from other local governments pursuant to special legislation enacted in October, 1995.

     The State has no existing obligations with respect to any outstanding obligations or securities of the County or any of the other participating entities. However, in the event the County is unable to maintain county administered State programs because of insufficient resources, it may be necessary for the State to intervene, but the State cannot presently predict what, if any, action may occur.

                             INVESTMENT RESTRICTIONS

     The following restrictions restate or are in addition to those described under "Investment Restrictions" in the Prospectus.

      Each Fund, except as indicated, may not:

(1) Invest more than 15% of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

(2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 5% of the current value of its net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 5% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

(3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

(4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

(5)   Invest in companies for the purpose of exercising control or management;

(6) Invest more than 10% of its net assets in shares of other investment companies;

(7) Invest in real property or Mortgage loans (including limited partnership interest but excluding real estate investment trusts and master limited partnerships), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions, provided that the Fund may invest in collateralized mortgage obligations;

(8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

(9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

(10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

(11) Purchase or retain the securities of any issuer, if the individual officers and Trustees of the Funds, the Adviser or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

(12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

(13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount (except for the Small Company Value Fund), no more than 2% of the value of the Fund's net asset, may be warrants which are not listed on the New York or American Stock Exchanges;

(14) Write, purchase or sell puts, calls or combinations thereof, except that the equity and fixed income funds may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, no Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging;

(15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years' continuous operation; or

(16) Invest more than 5% of the value of a Fund's total assets in the securities of any one investment company; invest more than 10% of the value of a Fund's total assets in the aggregate in securities of investment companies as a group; or invest such that more than 3% of the outstanding voting stock of any one investment company will be owned by any Fund or by the Funds as a whole.

      In addition, each of the Equity Value Fund and the Small Company Value Fund are diversified funds. As such, each will not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any one issuer.

      If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

      The principal occupations of the Trustees and executive officers of the Funds for the past five years are listed below. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio, 43219. Trustees deemed to be "interested persons" of the Funds for purposes of the 1940 Act are indicated by an asterisk.



                                          POSITIONS(S) HELD
 NAME AND ADDRESS                 AGE      WITH REGISTRANT       OCCUPATION(S) DURING PAST 5 YEARS
 ----------------                 ---      ---------------       ---------------------------------
 Harley K. Sefton *                43   Trustee, Chairman of     President and Chief Executive Officer, Sefton Capital Management,
 Sefton Capital Management              the Board and President  August 1994 to present;  President, First Interstate Capital
 2550 Fifth Avenue, Suite 808                                    Management, Inc., March 1994 through August 1994; President, San
 San Diego, California 92103                                     Diego Financial Capital Management, Inc., January 1994 through
                                                                 March 1994;  Executive Vice  President/Division Manager, San  Diego
                                                                 Trust & Savings Bank, January 1992 through January 1994.

 Grace Evans Cherashore            41   Trustee                  Chief Executive Officer, Bahia and Catamaran Hotels since 1992.
 988 West Mission Bay Drive San
 Diego, CA 92109

 Gordon T. Frost, Jr.              50   Trustee                  President/General Manager,  Frost  Hardwood  Lumber  Company  since
 P.O. Box 15                                                     1990.
 San Diego, CA 92122


                                          14

 John J. Pileggi                   38   Trustee                  Director of Furman  Selz LLC, since  1994; Senior Managing Director
 Furman Selz LLC                                                 of Furman Selz LLC (1992-1994).
 237 Park Avenue
 New York, New York  10017

 Thomas C. Bowden                  38   Vice President           Vice  President  and  Fund  Manager,  Sefton  Capital   Management,
 Sefton Capital Management                                       February 1995  to present;  Vice President  and Portfolio  Manager,
 2550 Fifth Avenue, Suite 808                                    First  Interstate  Capital  Management,  Inc., March  1994  through
 San Diego, California 92103                                     January  1995; Vice  President  and  Portfolio Manager,  San  Diego
                                                                 Financial Capital Management, Inc., June 1986 through March 1994.

 Alan A. Lordi                     34   Vice President           Vice  President and  Portfolio Manager,  Sefton Capital Management,
 Sefton Capital Management                                       July 1996  to present;  Managing Director  of Mutual Funds,  Furman
 2550 Fifth Avenue, Suite 808                                    Selz  LLC,  April  1995  through  July  1996;  Vice  President  and
 San Diego, California 92103                                     Investment   Marketing  Director   of  First   Interstate   Capital
                                                                 Management, Inc.,  March 1994  through April  1995; Vice  President and Investment  Marketing Director of  San Diego Financial  Capital
                                                                 Management, Inc., August 1991 through March 1994.

 Ted J. Piorkowski                 38   Vice President           Vice President  and Fund Manager,  Sefton Capital Management;  Vice
 Sefton Capital Management                                       President   and   Portfolio   Manager,  First   Interstate  Capital
 2550 Fifth Avenue, Suite 808                                    Management  Inc., March 1994  through May  1994; Vice President and
 San Diego, California 92103                                     Portfolio Manager,  San Diego  Financial Capital Management,  Inc.,
                                                                 1989 through March 1994.

 Leif O. Sanchez                   35   Vice President           Vice  President  and  Fund   Manager,  Sefton  Capital  Management,
 Sefton Capital Management                                       February 1995  to present;  Vice President  and Portfolio  Manager,
 2550 Fifth Avenue, Suite 808                                    First  Interstate  Capital Management,  Inc.,  March  1994  through
 San Diego, California 92103                                     January  1995; Vice  President  and  Portfolio Manager,  San  Diego
                                                                 Financial Capital Management, Inc., March 1985 through March 1994.

 Lani Capossere                    35   Vice President and       Vice   President  and  Chief   Operating  Officer,  Sefton  Capital
 Sefton Capital Management              Secretary                Management, October 1994  to present; Assistant Vice President  and
 2550 Fifth Avenue                                               Operations Manager,  First  Interstate  Capital  Management,  Inc.,
 Suite 808                                                       March  1994  through   May  1994;  Assistant  Vice  President   and
 San Diego, California 92103                                     Operations Manager, San  Diego Financial Capital  Management, Inc.,
                                                                 April 1992 through March 1994.

 Thresa B. Dewar                   41   Vice President and       Treasurer, BISYS Fund Services, since March 1997;  previously, Vice
 BISYS Fund Services                    Treasurer                President and  Controller,  Federated  Administrative  Services,  a
                                                                 subsidiary of Federated Investors, Inc.

 Greg Maddox                       29   Assistant Treasurer      Director, BISYS Fund Services, 1991 to present.
 BISYS Fund Services
 1230 Columbia Street
 San Diego, California 92101

 Frank Deutchki                    43   Assistant Treasurer      Compliance Officer,  BISYS Fund  Services, April  1996 to  present;
 BISYS Fund Services                                             Vice President, Chase Global Funds Service, September  1995 through
                                                                 April  1996; Vice  President, Mutual  Funds Service  Company,  1989
                                                                 through September 1995.

 Matthew Constancio                33   Assistant Secretary      Associate  Manager,  Client Legal  Services,  BISYS Fund  Services,
 BISYS Fund Services                                             since  November 1996; previously Mutual  Fund Administrator, Payden
                                                                 & Rygel Investment Group.


                                       15

 Ellen Stoutamire                  48   Assistant Secretary      Vice  President,   Client  Legal  Services,  BISYS  Fund  Services;
 BISYS Fund Services                                             previously, Associate  Counsel  Franklin  Templeton  Mutual  Funds;
                                                                 Vice President and General Counsel, Pioneer Western Corporation.

 Irimga McKay                      37   Assistant Secretary      Senior Vice President, BISYS Fund Services, since 1994  to present;
 BISYS Fund Services                                             Senior Vice President, Concord Financial Group, 1988 through 1992.
 1230 Columbia Street
 San Diego, California 92101

 Alaina Metz                       30   Assistant Secretary      Chief Administrator,  BISYS Fund  Services, June  1995 to  present;
 BISYS Fund Services                                             Supervisor,  Mutual   Fund  Legal   Department,  Alliance   Capital
                                                                Management, L.P., May 1989 through June 1995.


---------------
* Mr. Sefton is considered to be an "interested person" of the Trust as defined in the 1940 Act.


                                                         COMPENSATION TABLE
                                                For Fiscal Year Ended March 31, 1997


                                                                                                           TOTAL COMPENSATION FROM
                                    AGGREGATE           PENSION OR RETIREMENT           ESTIMATED                 TRUST AND
                                   COMPENSATION        BENEFITS ACCRUED AS PART      ANNUAL BENEFITS            FUND COMPLEX
      NAME OF TRUSTEE             FROM THE TRUST            OF FUND EXPENSES          UPON RETIREMENT          PAID TO TRUSTEES
      --------------              --------------            ----------------          ---------------          ----------------
 Harley K. Sefton                       $0                        $0                        $0                        $0

 Grace Evans Cherashore               $4,500                      $0                        $0                      $4,500

 Gordon T. Frost, Jr.                 $4,500                      $0                        $0                      $4,500

 John J. Pileggi                     $1,250*                      $0                        $0                     $1,250*


---------------
* Mr. Pileggi was added as a trustee in February, 1997. Mr. Pileggi is expected to earn approximately $4,500 in aggregate compensation.

     Trustees of the Funds not affiliated with Sefton or BISYS Fund Services receive from the Funds an annual retainer of $1,000 and a fee of $500 for each Board of Trustees meeting and $500 for each Board committee meeting of the Funds attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with Sefton or BISYS Fund Services do not receive compensation from the Funds.


INVESTMENT ADVISER

     Sefton Capital Management, Inc. ("SCM"), 2550 Fifth Avenue, Suite 808, San Diego, CA 92103, acts as the investment adviser to the Funds. Mr. Harley K. Sefton owns 100% of the capital stock of SCM. SCM manages the investment and reinvestment of the assets of the Funds and continuously reviews, supervises and administers the Funds' investments. The Adviser is responsible for placing orders for the purchase and sale of the Funds' investments directly with brokers and dealers selected by it in its discretion.

     The following tables summarize the advisory fees paid by the Funds and any advisory fee waivers for the period April 3, 1995 (commencement of investment operations) to March 31, 1996 and for the fiscal year ending March 31, 1997.



                          April 3, 1995 (Commencement of Investment Operations) to March 31, 1996

            Fund Name                 Advisory Fees (before waivers)               Waiver                  Advisory Fees Paid
            ---------                 ------------------------------              --------                 ------------------
 U.S. Government Fund                            $112,654                         $52,605                        $59,635
 California Tax-Free Fund                        $228,931                         $91,958                       $126,067
 Equity Value Fund                               $255,969                          $6,226                       $219,367


                                                Fiscal Year Ended March 31, 1997

            Fund Name                 Advisory Fees (before waivers)               Waiver                  Advisory Fees Paid
            ---------                 ------------------------------               ------                  ------------------
 U.S. Government Fund                            $133,578                         $54,584                        $78,994
 California Tax-Free Fund                        $257,339                         $98,461                       $158,878
 Equity Value Fund                               $482,659                            $0                         $482,659



     The current Master Investment Advisory contract and Supplements thereto ("Advisory Agreement") for the U.S. Government, California Tax-Free and Equity Value Funds became effective on April 3, 1995. The Advisory Agreement for the Small Company Value Fund became effective on May 2, 1997. Each Advisory Agreement will continue in effect for a two-year period and thereafter from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or SCM on 60 days written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the outstanding voting securities of such Fund.

     The Agreements provide that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance of services pursuant to the Advisory Agreement, except loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser in the performance of its obligations under the Advisory Agreement.

DISTRIBUTION OF FUND SHARES

     Effective January 1, 1997, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219, replaced ALPS Mutual Funds Services, Inc. ("ALPS") as Sponsor and Distributor of the Funds. BISYS also serves as administrator and distributor of other mutual funds. As distributor, BISYS acts as the Funds' agent to underwrite, sell and distribute shares in a continuous offering.

ADMINISTRATOR, BOOKKEEPING AND PRICING AGENT

     Effective January 1, 1997, BISYS replaced ALPS as Administrator for the Funds. BISYS provides management and administrative services necessary for the operation of the Funds, including among other things, (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and (iii) general supervision of the operation of the Funds, including coordination of the services performed by the Funds' Adviser, custodian, independent accountants, legal counsel and others. In addition, BISYS furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers, employees and Trustees affiliated with BISYS. For these services, BISYS is entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the Funds.

     The Administration Agreements for the California Tax-Free, U.S. Government and Equity Value Funds were approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Contracts or interested persons of such parties, at its meeting held on October 15, 1996. The Administration Agreement for the Small Company Value Fund was approved by the Board by Trustees, including a majority of the Trustees who are not parties to the contract or "interested persons" of such parties at its meeting on May 2, 1997. At any time after December 31, 1999, each Administration Agreement is terminable with respect to a Fund without penalty, at any time, by vote of a majority of the Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the Administration Agreement upon not more than 60 days written notice to BISYS or by vote of the holders of a majority of the shares of the Fund involved, or, upon 60 days notice, by BISYS.

     BISYS Fund Services, Inc., an affiliate of BISYS serves as fund accounting agent pursuant to a Fund Accounting Agreement, to maintain the financial accounts and records of the Funds and to compute the net asset value and certain other financial information of the Funds. Under the Fund Accounting Agreement, BISYS Fund Services, Inc. is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds, except for a loss resulting from willful misfeasance, bad faith or negligence on the part of BISYS in the performance of its duties under the Agreement. For the year ended March 31, 1997 BISYS Fund Services, Inc. and ALPS collectively earned $31,617, $32,823 and $33,170 for their fund accounting services to the U.S. Government Fund, California Tax-Free Fund and Equity Value Fund.

     The following table summarizes the administration fees paid by the Funds to BISYS and ALPS and any fee waivers, for the fiscal year ended March 31, 1997.



                                                  Fiscal Year Ended March 31, 1997

                                           Administration Fees
       Fund Name                             (before waivers)                      Waiver             Administration Fees Paid
       ---------                             ----------------                      ------             ------------------------
 U.S. Government Fund                            $44,158                           $9,975                       $34,183
 California Tax-Free Fund                        $85,431                          $27,036                       $58,395
 Equity Value Fund                               $95,828                          $21,831                       $73,997


     The following table summarizes the administration fees paid by the Funds to ALPS and Furman Selz LLC and any administrative fee waivers, for the period April 3, 1995 to March 31, 1996:


                               April 3, 1995 (Commencement of Investment Operations) to March 31, 1996

                                           Administration Fees
      Fund Name                             before waivers)                        Waiver               Administration Fees Paid
      --------                              ---------------                        ------               ------------------------
 U.S. Government Fund                            $37,324                          $16,798                       $15,226
 California Tax-Free Fund                        $76,311                          $32,529                       $27,176
 Equity Value Fund                               $51,142                          $21,668                       $19,824


SERVICE ORGANIZATIONS

     The Funds may also contract with banks, trust companies, broker-dealers (other than BISYS) or other financial organizations ("Service Organizations") to provide certain administrative services with respect to the Funds for a fee paid at an annual rate of up to 0.25% of daily net Fund assets serviced. Services provided by Service Organizations may include among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designating accounts; providing periodic statements showing a client's account balance and, to the extent practicable, integrating such information with other client transactions, furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Funds to clients; and providing such other services as the Funds or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation.

     Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

     The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Funds might occur and a shareholder serviced by such a bank might no longer be able to avail itself to any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                        DETERMINATION OF NET ASSET VALUE

     As indicated under "Fund Share Valuation" in the Prospectus, each Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange is open for trading with the exception of certain bank holidays. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. For further information about this form of payment please contact BISYS. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     The Funds may suspend redemption rights or postpone redemption payments (as well as suspend the recordation of the transfer of shares) for such periods as are permitted under the 1940 Act. The Funds may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Funds' responsibilities under the 1940 Act.

     In addition, the Funds may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder.

     All redemptions of shares of the Funds will be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of its existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she may incur brokerage or other transactional charges.

                             PORTFOLIO TRANSACTIONS

     Investment decisions for the Funds and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

     The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Funds' Board of Trustees, the Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The reasonableness of such spreads or brokerage commissions will be evaluated by comparing spreads or commissions among brokers or dealers in consideration of the factors listed immediately above and research services described below.

     Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Under the 1940 Act, persons affiliated with the Funds or the Sponsor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities except in limited situations permitted by SEC regulations, unless a permissive order allowing such transactions is obtained from the SEC.

     The Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because the Adviser and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), the Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

     For the year ended March 31,1997, the Equity Value Fund paid $162,097 in brokerage commissions. The U.S. Government Fund and California Tax-Free Fund did not pay any brokerage commissions.

     For the period April 3, 1995 (commencement of investment operations) to March 31, 1996, the Equity Value Fund paid $84,000 in brokerage commissions. The U.S. Government Fund and California Tax-Free Fund did not pay any brokerage commissions.


PORTFOLIO TURNOVER

     Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

     For the year ended March 31, 1997 the Funds' annual portfolio turnover rates were: U.S. Government Fund 11.94%; California Tax-Free Fund 14.02% and Equity Value Fund 77.65%.

     For the period April 3, 1995 (commencement of investment operations) to March 31, 1996, the Funds' annualized portfolio turnover rates were: U.S. Government Fund, 45.41%; California Tax-Free Fund, 93.90%; and Equity Value Fund, 62.76%.

                                    TAXATION

     The Funds have elected to be treated and have qualified as regulated investment companies and intend to continue to qualify to be treated as regulated investment companies for each taxable year pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (c) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, (i) stock or securities; (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contacts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months; and (d) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Funds generally will not be subject to Federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

     Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and ( 3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31, of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

     A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not invest in PFIC stock. Investors should consult their own tax advisors in this regard.

     Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. To the extent dividends received by a Fund are attributable to foreign corporations, a corporation that owns shares will not be entitled to the dividends-received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction is generally available only with respect to dividends paid by domestic corporations. Proposed legislation, if enacted, would reduce the dividends-received deduction from 70 to 50 percent.

     Distributions of net long-term capital gains, if any, designated by the Funds as long- term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

     Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which nevertheless generally will be taxable to them.

     Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.


     The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of a taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should consult their own tax advisors in this regard.

     Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.

     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions. Investors should consult their own tax advisors in this regard.

     Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company, may limit the extent to which a Fund will be able to engage in transactions in options, futures, and forward contracts.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. Investors should consult their own tax advisors in this regard.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country, and (b) the portion of the dividend which represents income derived from foreign sources.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

     The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

     The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local income taxes in certain states. Shareholders should consult their tax advisers with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

     THE CALIFORNIA TAX-FREE FUND. The Fund intends to manage its portfolio so that it will be eligible to pay "exempt-interest dividends" to shareholders.
The Fund will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that the Fund's dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their Social Security benefits and certain railroad retirement benefits. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constitute exempt-interest dividends. In addition, for corporate shareholders of each Fund, exempt-interest dividends may comprise part or all of an adjustment to alternative minimum taxable income. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

     To the extent that a Fund's dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by a Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

     Upon redemption, sale or exchange of shares in the Fund, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder's tax basis for the shares. The discussion above provides additional detail about the income tax consequences of disposing of Fund shares.

     Deductions for interest expense incurred to acquire or carry shares of the Fund may be subject to limitations that reduce, defer or eliminate such deductions. This includes limitations on deducting interest on indebtedness properly allocable to investment property (which may include shares of the Fund). In addition, a shareholder may not deduct a portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company (such as one of the Funds) paying exempt-interest dividends. Such disallowance would be in an amount which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends, excluding net capital gain dividends received by the shareholder. Under rules issued by the IRS for determining when borrowed funds are considered used for purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

     Certain of the debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. Original issue discount on an obligation, the interest from which is exempt from Federal income tax, generally will constitute tax-exempt interest income.

     Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security having market discount will be treated as ordinary taxable income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

     Under California law, a mutual fund which qualifies as a regulated investment company generally must have at least 50% of its total assets in California state and local issues at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from California personal income tax. Generally, shareholders who are California residents will not incur California personal income tax on the amount of exempt-interest dividends received by them from a Fund and derived from California state and local issues, whether taken in cash or reinvested in additional shares. Gain on the sale or redemption of Fund shares is subject to California personal income tax.

     Shareholders will normally be subject to California personal income tax on dividends paid from income derived from taxable securities and other taxable investments, and from securities issued by states other than California and on distribution of capital and other taxable gains.

     Each Fund will be required to report to the IRS all distributions of investment company taxable income and net capital gains and gross proceeds from the redemption or exchange of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds from the redemption or exchange of the Fund's shares may be subject to withholding of Federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under Federal income tax laws.

     It is important to note that although the deductible "environmental tax" expired for taxable years beginning on or after January 1, 1996, proposed legislation, if enacted, would extend the applicability of such tax to taxable years beginning after December 31, 1996 and before January 1, 2003. This tax, as proposed, would continue to be 0.12% of a corporation's modified alternative minimum taxable income in excess of $2 million. Additionally, the environmental tax would continue to be imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability. To the extent that exempt-interest dividends paid by a Fund are included in alternative minimum taxable income, corporate shareholders could be subject to the environmental tax, if the proposed extension of such tax is enacted.

     Opinions relating to the validity of municipal securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuers. The Funds, the Adviser and its affiliates, and the Funds' counsel make no review of proceedings relating to the issuance of state or municipal securities on the bases of such opinions.

     Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of one of these Funds since the acquisition of shares of the Fund may result in adverse tax consequences to them. In addition, all shareholders of a Fund should consult their tax advisers about the tax consequences to them of their investments in the Fund.

     Changes in the tax law, including provisions relating to tax-exempt income, frequently come under consideration. If such changes are enacted, the tax consequences arising from an investment in the California Tax-Free Fund may be affected. Since the Funds do not undertake to furnish tax advice, it is important for shareholders to consult their tax advisers regularly about the tax consequences to them of investing in one or more of the Funds.

                                OTHER INFORMATION

CAPITALIZATION

     The Trust is a Delaware business trust established under a Declaration of Trust dated January 6, 1995 and currently consists of four separately managed portfolios, all of which are discussed in this SAI.

     The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

     In the event of a liquidation or dissolution of the Funds or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of October 30, 1997, to the knowledge of the Administrator, the Officers and Trustees of the Trust, as a group, own less than 1% of the outstanding voting securities of each Fund.

     As of October 30, 1997, the following persons were known by the Fund to own of record 5% or more of the outstanding voting securities of each Fund.

    Name and Address                                           Percentage of
    of Holder of Record                                      Shares Outstanding
    -------------------                                      ------------------
                              U.S. Government Fund
                              --------------------

     SBT & CO                                                     7.93%
     P.O. Box 8469
     La Jolla, CA 92038-8469

     J.P. Morgan and William T. Stephens, Jr.19.60%
     TRST Sefton CRUT DTD 08/26/94
     333 S. Hope St. 35th Floor
     Los Angeles, CA 90071-1406

     J.P. Morgan and William T. Stephens, Jr.                    13.02%
     TRST Thomas & Donna Sefton
     CRUT DTD 08/26/94
     333 S. Hope St. 35th Floor
     Los Angeles, CA 90071-1406

     CORELINK Financial, Inc.                                    26.13%(1)
     1855 Gateway Blvd.
     P.O. Box 4054
     Concord, CA 94524

     SBT & CO                                                    29.08%(1)
     Reinvest Account
     P.O. Box 8469
     La Jolla, CA 92038-8469

                            California Tax-Free Fund
                            ------------------------

       SBT & CO                                                   9.88%
       P.O. Box 8469
       La Jolla, CA 92038-8469

       CORELINK Financial, Inc.                                  58.43%(1)
       1855 Gateway Blvd.
       P.O. Box 4054
       Concord, CA 94524

       SBT & CO                                                  25.24%(1)
       Reinvest Account
       P.O. Box 8469
       La Jolla, CA 92038-8469

                                Equity Value Fund
                                -----------------

       SBT & CO
                                                                  6.31%
       P.O. Box 8469
       La Jolla, CA 92038-8469

       CORELINK Financial, Inc.                                  45.90%(1)
       1855 Gateway Blvd.
       P.O. Box 4054
       Concord, CA 94524

       SBT & CO                                                  40.61%(1)
       Reinvest Account
       P.O. Box 8469
       La Jolla, CA 92038-8469

                            Small Company Value Fund
                            ------------------------

       CORELINK Financial, Inc.                                  67.57%(1)
       1855 Gateway Blvd.
       P.O. Box 4054
       Concord, CA 94524

       SBT & CO                                                  27.19%(1)
       Reinvest Account
       P.O. Box 8469
       La Jolla, CA 92038-8469

---------------
(1) May be deemed to "control" the Fund as that term is defined under the 1940 Act.

VOTING RIGHTS

     Under the Declaration of Trust, the Funds are not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Funds will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Funds. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

     The Funds' shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

     Shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Fund, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Funds voting together in the aggregate without regard to a particular Fund.

CUSTODIAN AND TRANSFER AGENT

     Effective February 13, 1997 Union Bank of California, ("UBC") has been appointed as the Funds' custodian to replace State Street Bank and Trust Company. Pursuant to a Custodian Agreement, UBC is responsible for holding the Funds' cash and portfolio securities.

     Effective January 1, 1997, BISYS Fund Services, Inc. replaced State Street Bank and Trust Company ("SSB") as Transfer Agent for the Funds. For the year ended March 31, 1997, BISYS Fund Services, Inc. and SSB collectively earned $40,021, $37,358 and $45,336 for performing transfer agency and custodian services provided to the U.S. Government Fund, California Tax-Free Fund and Equity Value Fund, respectively. For the period April 3, 1995 (commencement of investment operations) to March 31, 1996, the Trust paid, $29,448, $35,613 and $31,387 for transfer agency and custodian services provided to the U.S. Government Fund, California Tax-Free Fund and Equity Value Fund.

YIELD AND PERFORMANCE INFORMATION

     The Funds may, from time to time, include their yields, effective yields, tax equivalent yields and average annual total returns in advertisements or reports to shareholders or prospective investors.

     Quotations of yield for the Funds will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                       6
          YIELD  =  2 [ (  a - b  + 1 )  - 1 ]
                           -----
                            cd
      where:   a    =    dividends and interest earned during the period.
               b    =    expenses accrued for the period (net of any
                         reimbursements).
               c    =    the average daily number of shares outstanding during
                         the period that were entitled to receive dividends.
               d    =    the maximum offering price per share on the last day of
                         the period.

     For the 30 day period ending March 31, 1997, the U.S. Government Fund's yield was 5.68%.

     Quotations of tax-equivalent yield for the California Tax-Free Fund will be calculated by: (a) dividing the portion of the Fund's yield that is exempt from both federal and California state income taxes by one minus a stated combined federal and state income tax rate; (b) dividing the portion of the Fund's yield that is exempt from federal income tax only by one minus a stated federal income tax rate, and (c) adding the figures resulting from (a) and (b) above to that portion, if any, of the Fund's yield that is not exempt from federal income tax.

     Based on the foregoing calculations, the yield and tax-equivalent yield of the California Tax-Free Fund for the 30 day period ended March 31, 1997 were 4.50% and 7.45%. Tax-equivalent yield is based upon the combined state and federal tax rate assumptions of 37.3% (assuming a 28% federal tax rate and a 9.3% California tax rate).

     Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                     n
          P ( l + T )  =  ERV

     where:    P    =    a hypothetical initial payment of $1,000.
               T    =    the average annual total return.
               n    =    the number of years.
               ERV  =    the ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of the period.

     All total return figures will reflect a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

     The total return for the Small Company Value Fund for the period June 30, 1997 (commencement of operations) to September 30, 1997 was 10.32%.


     For the fiscal year ended March 31, 1997, the total return for the U.S. Government Fund, the California Tax-Free Fund and the Equity Value Fund was 3.31%, 5.69%, and 23.15%, respectively.

     For the period April 3, 1995 (commencement of investment operations) through March 31, 1997, the average annual total return for the U.S. Government Fund, the California Tax-Free Fund and the Equity Value Fund was 6.16%, 6.17% and 24.80%, respectively.

     Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its yields or total return to current or prospective shareholders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP serves as the independent accountants for the Funds. Price Waterhouse LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. Price Waterhouse LLP's address is 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202.

REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Funds' Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


     The audited financial statements for the U.S. Government Fund, California Tax-Free Fund and Equity Value Fund for the period ended March 31, 1997 are incorporated herein by reference to the Trust's Annual Report to Shareholders dated March 31, 1997. The unaudited financial statements for the Small Company Value Fund for the period ended September 30, 1997 are included herein. The March 31, 1997 financial statements are incorporated herein in reliance upon the report of Price Waterhouse LLP, independent accountants, given on the authority of such firm as experts in auditing and accounting. The Annual Report to shareholders, which contains the referenced financial statements, is available upon request and without charge.

  SEFTON U.S. GOVERNMENT FUND
  STATEMENT OF ASSETS AND LIABILITIES
  September 30, 1997
  (Unaudited)


  ASSETS:
  Investments, at value (cost-$30,581,893)                         $31,556,415
  Repurchase Agreements (cost - $2,087,000)                          2,087,000
  Interest receivable                                                  501,911
  Receivable for capital shares issued                                 409,989
  Organizational costs, net of accumulated amortization                 20,221
  Prepaid expenses                                                       1,146
  ------------------------------------------------------------------------------

  Total Assets                                                      34,576,682
  ------------------------------------------------------------------------------

  LIABILITIES:
  Payables:
    Investment advisory fees                                            13,578
    Administration fees                                                    559
    Shareholder servicing fees                                           1,008
    Dividends                                                          150,275
    Legal and audit fees                                                15,962
    Custodian and accounting fees                                        9,726
    Printing costs                                                       5,117
    Other                                                                2,296
  ------------------------------------------------------------------------------

  Total Liabilities                                                    198,521
  ------------------------------------------------------------------------------


  NET ASSETS:                                                       34,378,161
  ------------------------------------------------------------------------------
  ------------------------------------------------------------------------------


  COMPOSITION OF NET ASSETS
  Paid-in capital                                                   33,458,419
  Undistributed (distributions in excess of) net investment income      34,961
  Accumulated net realized gain (loss) from investment transactions    (89,741)
  Net unrealized appreciation (depreciation) of investments            974,522
  ------------------------------------------------------------------------------

  NET ASSETS:                                                      $34,378,161
  ------------------------------------------------------------------------------
  ------------------------------------------------------------------------------


  Shares of beneficial interest outstanding                          2,761,415
  ------------------------------------------------------------------------------


  Net asset value, offering, and redemption price per share        $     12.45
  ------------------------------------------------------------------------------
  ------------------------------------------------------------------------------


See notes to financial statements.


SEFTON U.S. GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                     SEPTEMBER 30, 1997
(Unaudited)
   SHARES
    OR
 PRINCIPAL         SECURITY                                                                                   MARKET
  AMOUNT          DESCRIPTION                                                                                 VALUE
  ------          -----------                                                                                 -----
   CORPORATE BONDS  (10.8%)
Finance  (4.6%)
     500,000  Integra Bank, MTN, 6.55%, 6/15/00                                                      $          502,932
     500,000  Lehman Brothers Holdings, 8.75%, 5/15/02                                                          541,393
     500,000  Salomon Brothers Inc., 9.25%, 5/1/01                                                              543,255
                                                                                                     ------------------
                                                                                                              1,587,580
                                                                                                     ------------------
Industrial  (6.2%)
   1,000,000  Boise Cascade Co., 7.70%, 1/30/03, Series A                                                     1,046,311
   1,000,000  Royal Caribbean, 8.25%, 4/1/05                                                                  1,085,503
                                                                                                     ------------------
                                                                                                              2,131,814
                                                                                                     ------------------
TOTAL CORPORATE BONDS                                                                                         3,719,394
                                                                                                     ------------------
   U.S. GOVERNMENT AGENCIES  (28.7%)
     500,000  Federal Home Loan Mortgage Corp., 8.63%, 11/29/04                                                 520,183
     875,000  Federal Home Loan Mortgage Corp., 8.53%, 2/2/05                                                   915,041
     653,842  Federal Home Loan Mortgage Corp., 7.50%, 7/1/09, Pool #E00326                                     671,476
   1,435,785  Federal Home Loan Mortgage Corp., 7.50%, 4/1/14, Pool #C90060                                   1,476,934
     901,399  Federal Home Loan Mortgage Corp., 7.00%, 4/1/16, Pool #C90133                                     911,603
   2,041,000  Federal Home Loan Mortgage Corp., 6.10%, 11/15/16, Series 1501,                                 2,041,387
              Class F, CMO
     778,686  Federal National Mortgage Association, 7.00%, 5/1/14, Pool                                        787,486
              #190783
     646,209  Federal National Mortgage Association, 8.00%, 1/1/15, Pool                                        670,933
              #250232
   1,869,356  Federal National Mortgage Association, 6.50%, 6/1/16, Pool                                      1,856,757
                                                                                                     ------------------
              #368930
TOTAL U.S. GOVERNMENT AGENCIES                                                                                9,851,800
                                                                                                     ------------------
   U.S. TREASURY BONDS  (3.2%)
   1,000,000  7.25%, 5/15/16                                                                                  1,086,251
                                                                                                     ------------------
TOTAL U.S. TREASURY BONDS                                                                                     1,086,251
                                                                                                     ------------------
   U.S. TREASURY NOTES  (46.5%)
   1,000,000  7.75%, 2/15/01                                                                                  1,055,313
   1,500,000  6.25%, 10/31/01                                                                                 1,515,001
   3,000,000  7.50%, 5/15/02                                                                                  3,180,939
   2,200,000  6.25%, 2/15/03                                                                                  2,222,002
   2,000,000  7.25%, 8/15/04                                                                                  2,128,126
   2,000,000  7.88%, 11/15/04                                                                                 2,200,626
   2,000,000  7.50%, 2/15/05                                                                                  2,160,626
   1,500,000  6.50%, 10/15/06                                                                                 1,532,344
                                                                                                     ------------------
TOTAL U.S. TREASURY NOTES                                                                                    15,994,977
                                                                                                     ------------------
   U.S. TREASURY STRIPS  (2.6%)
   4,000,000  8/15/20                                                                                           903,840
                                                                                                     ------------------
TOTAL U.S. TREASURY STRIPS                                                                                      903,840
                                                                                                     ------------------
   REPURCHASE AGREEMENTS  (6.1%)
   2,087,000  Union Bank Of California Repurchase Agreement, 5.75%, dated                                     2,087,000
              9/30/97 and maturing 10/1/97, collaterialized by U.S. Treasury                         ------------------
              Notes, 5.38 - 5.63%, due 10/31/97 - 11/30/97 with a value of
              $2,177,586.
TOTAL REPURCHASE AGREEMENTS                                                                                   2,087,000
                                                                                                     ------------------
   CASH SWEEP ACCOUNT  (0.0%)
              153  Union Bank Of California                                                                         153
                                                                                                     ------------------
TOTAL CASH SWEEP ACCOUNT                                                                                            153
                                                                                                     ------------------

TOTAL INVESTMENTS (COST $32,668,893)   -   97.9%                                                             33,643,415
    OTHER ASSETS IN EXCESS OF LIABILITIES   2.1%                                                                734,746
                                                                                                     ------------------
TOTAL NET ASSETS   -   100.0%                                                                        $       34,378,161
                                                                                                     ------------------
                                                                                                     ------------------

----------------
Percentages indicated are based on net assets of $34,378,161.

    CMO -- Collaterialized Mortgage Obligations
    MTN -- Medium Term Note

SEFTON U.S. GOVERNMENT FUND
STATEMENT OF OPERATIONS
For the period ended September 30, 1997
(Unaudited)

  INVESTMENT INCOME:
  Interest income                                                   $1,065,980
--------------------------------------------------------------------------------

  Total Investment Income                                            1,065,980
--------------------------------------------------------------------------------

  EXPENSES:
  Investment advisory fees                                              95,468
  Administration fees                                                   27,724
  Shareholder servicing fees                                             2,053
  Fund Accounting fees                                                  16,361
  Legal fees                                                             6,763
  Audit fees                                                            13,125
  Custodian fees                                                         7,917
  Amortization of organization costs                                     4,024
  Transfer Agency fees                                                   2,480
  Printing costs                                                         3,101
  Insurance costs                                                        2,475
  Registration and filing fees                                           3,860
  Trustees' fees and expenses                                            2,664
  Other                                                                    727
--------------------------------------------------------------------------------

  Total expenses                                                       188,742
--------------------------------------------------------------------------------

  Expenses waived by:
    Investment Adviser                                                 (23,625)
    Administrator                                                       (3,857)
--------------------------------------------------------------------------------

  Net Expenses                                                         161,260
--------------------------------------------------------------------------------

  NET INVESTMENT INCOME                                                904,720
--------------------------------------------------------------------------------

  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment transactions                  (13,463)
  Net change in unrealized appreciation (depreciation)               1,135,486
--------------------------------------------------------------------------------

  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             1,122,023
--------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    2,026,743
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



See notes to financial statements.

SEFTON U.S. GOVERNMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 1997
(Unaudited)


                                                                     For the Period Ended       For the Year Ended
                                                                      September 30, 1997           March 31, 1997
FROM INVESTMENT ACTIVITIES
Net investment income (loss)                                                      904,720                1,246,503
Net realized gain (loss) from investment transactions                             (13,463)                 (75,863)
Net change in unrealized appreciation (depreciation)                            1,135,486                 (542,430)
                                                                     --------------------       ------------------
Net increase (decrease) in net assets resulting from operations                 2,026,743                  628,210
                                                                     --------------------       ------------------
Dividends to shareholders from net investment income                             (904,720)              (1,246,412)
Distributions to shareholders from net realized gain from
   investment transactions                                                              0                 (106,341)
                                                                     --------------------       ------------------

Change in net assets from investment activities                                 1,122,023                 (724,543)
                                                                     --------------------       ------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares                                                    3,468,860               16,373,936
Net asset value of shares issued to shareholders from reinvestment
   of dividends and distributions                                                 551,283                  325,070
                                                                     --------------------       ------------------
                                                                                4,020,143               16,699,006
Cost of shares redeemed                                                          (826,081)              (5,008,735)
                                                                     --------------------       ------------------
Change in net assets from beneficial interest transactions                      3,194,062               11,690,271
                                                                     --------------------       ------------------
NET INCREASE (DECREASE) IN NET ASSETS                                           4,316,085               10,965,728

NET ASSETS:
Beginning of period                                                            30,062,076               19,096,348
                                                                     --------------------       ------------------
End of period                                                                  34,378,161               30,062,076
                                                                     --------------------       ------------------
                                                                     --------------------       ------------------

See notes to financial statements.


SEFTON U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                                   For the Period Ended  For the Year Ended  For the Period Ended
                                                                    September 30, 1997     March 31, 1997      March 31, 1996  (1)
                                                                   --------------------  ------------------  --------------------
                                                                        (Unaudited)
  Net asset value - beginning of period                                           12.01               12.35                 12.00

  Income from investment operations
    Net investment income                                                          0.35                0.69                  0.71
    Net realized and unrealized gain from investment transactions                  0.44               (0.29)                 0.37
                                                                   --------------------  ------------------  --------------------
  Total income from investment operations                                          0.79                0.40                  1.08
                                                                   --------------------  ------------------  --------------------
  Dividends and distributions to shareholders
    Dividends from net investment income                                          (0.35)              (0.69)                (0.71)
    Distributions from net realized gain from investment transactions              0.00               (0.05)                (0.02)
                                                                   --------------------  ------------------   -------------------
  Total Dividends and distributions                                               (0.35)              (0.74)                (0.73)
                                                                   --------------------  ------------------   -------------------
                                                                   --------------------  ------------------   -------------------
  Net asset value - end of period                                                 12.45               12.01                 12.35
                                                                   --------------------  ------------------   -------------------
                                                                   --------------------  ------------------   -------------------
  Total return                                                                  6.64%(2)              3.31%               9.06%(2)

  Ratios/Supplemental Data:

  Net assets, end of period (000)                                               $34,378             $30,062               $19,096

  Ratio of expenses to average net assets                                       1.01%(3)              1.09%               1.02%(3)

  Ratio of net investment income to average net assets                          5.68%(3)              5.64%               5.68%(3)

  Ratio of expenses to average net assets without fee waivers                   1.19%(3)              1.39%               1.39%(3)

  Ratio of net investment income to average net assets without fee waivers      5.50%(3)              5.34%               5.31%(3)

  Portfolio turnover rate (4)                                                     3.29%              11.94%                45.41%

  (1)  Fund commenced investment operations April 3, 1995
  (2)  Total return is not annualized.
  (3)  Annualized.
  (4)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period.  Purchases and sales of investment securities (excluding short-term securities) for the year ended September 30, 1997 were
       $4,920,315 and $966,189, respectively.


See notes to financial statements.

  SEFTON CALIFORNIA TAX-FREE FUND
  STATEMENT OF ASSETS AND LIABILITIES
  September 30, 1997
   (Unaudited)


  ASSETS:
  Investments, at value (cost-$36,409,505)                         $38,348,104
  Cash                                                                  88,572
  Interest receivable                                                  622,739
  Receivable for capital shares sold                                    56,886
  Organizational costs, net of accumulated amortization                 20,221
  Prepaid expenses                                                      12,233
  -----------------------------------------------------------------------------

  Total Assets                                                      39,148,755
  -----------------------------------------------------------------------------

  LIABILITIES:
  Payables:
    Investment advisory fees                                            14,315
    Administration fees                                                    640
    Dividends                                                          142,973
    Legal and audit fees                                                18,355
    Custodian and accounting fees                                        9,646
    Printing costs                                                       9,238
    Other                                                                1,252
  -----------------------------------------------------------------------------

  Total Liabilities                                                    196,419
  -----------------------------------------------------------------------------


  NET ASSETS:                                                       38,952,336
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------


  COMPOSITION OF NET ASSETS
  Paid-in capital                                                   36,801,935
  Undistributed (distributions in excess of) net investment income       3,609
  Accumulated net realized gain (loss) from investment transactions    208,193
  Net unrealized appreciation (depreciation) of investments          1,938,599
  -----------------------------------------------------------------------------

  NET ASSETS:                                                      $38,952,336
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------


  Shares of beneficial interest outstanding                          3,062,667
  -----------------------------------------------------------------------------


  Net asset value, offering, and redemption price per share        $     12.72
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------



See notes to financial statements.

SEFTON CALIFORNIA TAX-FREE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                        SEPTEMBER 30, 1997
(Unaudited)
      SHARES
        OR                                                                                     MOODY'S/S&P
     PRINCIPAL    SECURITY                                                                       RATINGS           MARKET
      AMOUNT     DESCRIPTION                                                                   (UNAUDITED)          VALUE
      ------     -----------                                                                   -----------         ------
     CERTIFICATE OF PARTICIPATION  (4.2%)
California  (4.2%)
     1,500,000   West Covina, California Hospital, Certificate of Participation,                  A2/A        $   1,639,770
                 6.50%, 8/15/14, Callable 8/15/04 @ 102                                                           ---------
TOTAL CERTIFICATE OF PARTICIPATION                                                                                1,639,770
                                                                                                                  ---------
     GENERAL OBLIGATION BONDS  (8.0%)
California  (8.0%)
     1,325,000   California State, 6.25%, 4/1/08                                                  A1/A+           1,501,941
     1,500,000   San Francisco City & County Public Safety, 6.50%, 6/15/08,                      Aaa/AAA          1,607,100
                 Callable 6/15/01 @ 100, FGIC                                                                     ---------

                                                                                                                  3,109,041
                                                                                                                  ---------
TOTAL GENERAL OBLIGATION BONDS                                                                                    3,109,041
                                                                                                                  ---------
     LEASE REVENUE BONDS  (4.2%)

California  (4.2%)
     1,000,000   California State Public Works Board University, 5.25%, 12/1/08                  Aaa/AAA          1,053,530
       500,000   California State Public Works Board University, 6.63%, 10/1/10,                  Aaa/A             564,380
                 AMBAC                                                                                              -------

                                                                                                                  1,617,910
                                                                                                                  ---------
TOTAL LEASE REVENUE BONDS                                                                                         1,617,910
                                                                                                                  ---------
     REVENUE BONDS  (82.0%)
California  (82.0%)
     1,690,000   California Educational Facilities Authority, Pomona College,                    Aa1/AA+          1,823,578
                 6.13%, 2/15/08, Callable 2/15/02 @ 102
     1,500,000   California Educational Facilities Authority, Santa Clara                         A1/NR           1,651,035
                 University, 6.25%, 2/1/16, Callable 2/1/02 @ 102
     1,500,000   California Health Facilities Finance Authorities -- Scripps,                    Aaa/AAA          1,603,740
                 6.25%, 10/1/13, Callable 10/1/01 @ 102, MBIA
     1,000,000   California Health Facilities Finance Authorities -- Sutter,                     Aaa/AAA          1,052,970
                 7.00%, 1/1/09, Callable 1/1/99 @102, MBIA
     1,460,000   California Housing Finance Agency, Series F, 5.95%, 8/1/14,                     Aaa/AAA          1,517,144
                 Callable 8/1/05 @ 102, MBIA
       800,000   California Housing Finance Agency, Series L, 5.90%, 8/1/17,                     Aaa/AAA            828,736
                 Callable 2/1/06 @ 102, MBIA
       200,000   California Pollution Control Finance Authority Southern                         P-1/A-1            200,000
                 California Edison Series B, 3.85% 2/28/08, (1)
     1,000,000   Los Angeles, California, Waste Water Systems, Series-B, 6.25%,                  Aaa/AAA          1,078,140
                 6/1/12, Callable 6/1/02 @ 102, AMBAC
     1,500,000   M-S-R Pubic Power Agency, California San Juan Project, Series-F,                Aaa/AAA          1,576,605
                 6.00%, 7/1/20, Callable 7/1/03 @ 102, AMBAC
     1,700,000   Marin California Municipal Water District, 5.55%, 7/1/13,                        A1/AA           1,725,500
                 Callable 7/1/03 @ 102
     1,000,000   Mountain View California, Shoreline Regional Park, 5.50%, 8/1/21,               Aaa/AAA          1,005,600
                 Callable 8/1/06 @ 102, MBIA
     1,000,000   Oakland California, 5.88%, 6/15/19, Callable 6/15/05 @ 102, FSA                 Aaa/AAA          1,040,030
     1,000,000   Port Of Oakland, 5.60%, 11/1/19, Callable 11/01/07 @ 102, MBIA                  Aaa/AAA          1,019,310
     2,000,000   Rancho California, Water District Financing Authority, 5.88%,                   Aaa/AAA          2,176,180
                 11/1/10, Callable 11/1/05 @ 102, FGIC
     1,500,000   San Diego Regional Transportation Commission, California Sales                  Aaa/AAA          1,561,005
                 Tax, Series A, 5.00%, 4/1/07, FGIC
     1,800,000   San Francisco Airport, California, City/County, 5.38%, 5/1/17,                  Aaa/AAA          1,804,950
                 Callable 5/1/02 @ 102, MBIA
     1,500,000   San Francisco Bay Area Rapid Transit, Sales Tax Revenue, 5.50%,                 Aaa/AAA          1,529,070
                 7/1/15, Callable 7/1/05 @ 101, FGIC
     1,500,000   San Francisco Port Commission, 5.90%, 7/1/09, Callable 7/1/04 @                 A/BBB+           1,560,105
                 102
     1,500,000   San Francisco, California, City/County, Public Utility Commission               Aa/AA-           1,563,135
                 Water, 6.00%, 11/1/15, Callable 11/1/02 @ 100
     1,500,000   San Jose-Santa Clara Water District Financing, 5.38%, 11/15/15,                 Aaa/AAA          1,513,305



                 Callable 11/15/05 @ 101, FGIC
     1,000,000   Stockton, California, Health Facilities, Dameron Hospital Assoc.,               NR/BBB+          1,009,730
                 Series A, 5.35%, 12/1/09, Callable 12/1/07 @ 102
       500,000   Stockton, California, Health Facilities, Dameron Hospital Assoc.,               NR/BBB+            503,945
                 Series A, 5.45%, 12/1/10, Callable 12/1/07 @ 102
     1,000,000   Tulare California Sewer Revenue, 5.70%, 11/15/15, Callable                      Aaa/AAA          1,047,630
                 11/15/06 @ 102, MBIA
     1,500,000   University California Revenue Series-B, 6.30%, 9/1/15                            NR/A            1,589,940
                                                                                                                  ---------
                                                                                                                 31,981,383
                                                                                                                 ----------
TOTAL REVENUE BONDS                                                                                              31,981,383
                                                                                                                 ----------

TOTAL INVESTMENTS (COST $36,409,505)   -   98.4%                                                                 38,348,104
    OTHER ASSETS IN EXCESS OF LIABILITIES   1.6%                                                                    604,232
                                                                                                                    -------
TOTAL NET ASSETS   -   100.0%                                                                                 $  38,952,336
                                                                                                                 ----------
                                                                                                                 ----------

________________
Percentages indicated are based on net assets of $38,952,336.
     (1)  Floating rate security - rate disclosed as of September 30, 1997.

     AMBAC - American Municipal Bond Assurance Corporation.
     FGIC - Financial Guaranty Insurance Company.
     FSA - Financial Security Assurance Corporation.
     MBIA - Municipal Bond Insurance Company.

 SEFTON CALIFORNIA TAX-FREE FUND
 STATEMENT OF OPERATIONS
 For the period ended September 30, 1997
 (Unaudited)


 INVESTMENT INCOME:
 Interest income                                                    $1,033,087
 ------------------------------------------------------------------------------

 Total Investment Income                                             1,033,087
 ------------------------------------------------------------------------------

 EXPENSES:
 Investment advisory fees                                              112,610
 Administration fees                                                    32,711
 Shareholder servicing fees                                                 40
 Fund Accounting fees                                                   19,572
 Legal fees                                                              6,125
 Audit fees                                                             15,017
 Custodian fees                                                          6,643
 Amortization of organization costs                                      4,024
 Transfer Agency fees                                                    6,165
 Printing costs                                                          3,279
 Insurance costs                                                         2,009
 Registration and filing fees                                            1,006
 Trustees' fees and expenses                                             3,673
 Other                                                                   1,093
 ------------------------------------------------------------------------------

 Total expenses                                                        213,967
 ------------------------------------------------------------------------------

 Expenses waived by:
   Investment Adviser                                                  (32,711)
   Administrator                                                        (4,559)
 ------------------------------------------------------------------------------

 Net Expenses                                                          176,697
 ------------------------------------------------------------------------------

 NET INVESTMENT INCOME                                                 856,390
 ------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investment transactions                         0
 Net change in unrealized appreciation (depreciation)                1,366,181
 ------------------------------------------------------------------------------

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              1,366,181
 ------------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     2,222,571
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------



 See notes to financial statements.

SEFTON CALIFORNIA TAX-FREE  FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 1997
(Unaudited)

                                                                    For the Period Ended   For the Year Ended
                                                                     September 30, 1997      March 31, 1997
FROM INVESTMENT ACTIVITIES
Net investment income (loss)                                                  856,390               2,058,949
Net realized gain (loss) from investment transactions                               0                 277,205
Net change in unrealized appreciation (depreciation)                        1,366,181                  66,683
                                                                    -----------------      ------------------
Net increase (decrease) in net assets resulting from operations             2,222,571               2,402,837
                                                                    -----------------      ------------------
Dividends to shareholders from net investment income                         (856,390)             (2,058,315)
Distributions to shareholders from net realized gain from
   investment transactions                                                          0                 (69,012)
                                                                    -----------------      ------------------

Change in net assets from investment activities                             1,366,181                 275,510
                                                                    -----------------      ------------------

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares                                                2,393,169               7,705,704
Net asset value of shares issued to shareholders from reinvestment
   of dividends and distributions                                             734,599                 271,084
                                                                    -----------------      ------------------

                                                                            3,127,768               7,976,788
Cost of shares redeemed                                                    (1,045,992)            (15,340,540)
                                                                    -----------------      ------------------

Change in net assets from beneficial interest transactions                  2,081,776              (7,363,752)
                                                                    -----------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS                                       3,447,957              (7,088,242)

NET ASSETS:
Beginning of period                                                        35,504,379              42,592,621
                                                                    -----------------      ------------------
End of period                                                              38,952,336              35,504,379
                                                                    -----------------      ------------------
                                                                    -----------------      ------------------


See notes to financial statements.

SEFTON CALIFORNIA TAX-FREE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:


                                                                      For the Period Ended For the Year Ended For the Period Ended
                                                                       September 30, 1997    March 31, 1997    March 31, 1996  (1)
                                                                           (Unaudited)
                                                                       ------------------    --------------    ------------------
Net asset value - beginning of period                                           12.26               12.19               12.00

Income from investment operations
 Net investment income                                                           0.29                0.59                0.58
 Net realized and unrealized gain from investment transactions                   0.46                0.09                0.20
                                                                       --------------      --------------     ---------------
Total income from investment operations                                          0.75                0.68                0.78
                                                                       --------------      --------------     ---------------

Dividends and distributions to shareholders
 Dividends from net investment income                                           (0.29)              (0.59)              (0.58)
 Distributions from net realized gain from investment transactions               0.00               (0.02)              (0.01)
                                                                       --------------      --------------     ---------------

Total Dividends and distributions                                               (0.29)              (0.61)              (0.59)
                                                                       --------------      --------------     ---------------
                                                                       --------------      --------------     ---------------

Net asset value - end of period                                                 12.72               12.26               12.19
                                                                       --------------      --------------     ---------------
                                                                       --------------      --------------     ---------------

Total return                                                                     6.14%(2)            5.69%               6.60%(2)

Ratios/Supplemental Data:

Net assets, end of period (000)                                               $38,952             $35,504             $42,593

Ratio of expenses to average net assets                                          0.94%(3)            0.88%               0.83%(3)

Ratio of net investment income to average net assets                             4.56%(3)            4.83%               4.83%(3)

Ratio of expenses to average net assets without fee waivers                      1.14%(3)            1.17%               1.16%(3)

Ratio of net investment income to average net assets without fee waivers         4.36%(3)            4.54%               4.51%(3)

Portfolio turnover rate (4)                                                      0.00%              14.52%              93.90%

  (1)  Fund commenced investment operations April 3, 1995
  (2)  Total return is not annualized.
  (3)  Annualized.
  (4) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended September 30, 1997 were $3,501,145 and $0, respectively.



See notes to financial statements.

  SEFTON EQUITY VALUE FUND
  STATEMENT OF ASSETS AND LIABILITIES
  September 30, 1997
  (Unaudited)


  ASSETS:
  Investments, at value (cost-$59,906,711)                         $77,343,701
  Repurchase Agreements (cost - $7,966,000)                        $ 7,966,000
  Interest receivable                                                  111,060
  Receivable for capital shares issued                                   3,150
  Organizational costs, net of accumulated amortization                 20,221
  Prepaid expenses                                                      15,780
  -----------------------------------------------------------------------------

  Total Assets                                                      85,459,912
  -----------------------------------------------------------------------------

  LIABILITIES:
  Payable for investments purchased                                    947,237
  Payable for capital shares redeemed                                  521,145
  Payables:
    Investment advisory fees                                            67,666
    Administration fees                                                  1,384
    Shareholder servicing fees                                           4,351
    Legal and audit fees                                                31,916
    Custodian and accounting fees                                       10,929
    Printing costs                                                      10,707
    Other                                                                  393
  -----------------------------------------------------------------------------

  Total Liabilities                                                  1,595,728
  -----------------------------------------------------------------------------


  NET ASSETS:                                                       83,864,184
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------


  COMPOSITION OF NET ASSETS
  Paid-in capital                                                   56,729,885
  Undistributed (distributions in excess of) net investment income        (837)
  Accumulated net realized gain (loss) from investment transactions  9,698,146
  Net unrealized appreciation (depreciation) of investments         17,436,990
  -----------------------------------------------------------------------------

  NET ASSETS                                                       $83,864,184
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------


  Shares of beneficial interest outstanding                          4,119,562
  -----------------------------------------------------------------------------


  Net asset value, offering, and redemption price per share        $     20.36
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------


See notes to financial statements.

SEFTON EQUITY VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                SEPTEMBER 30, 1997
(Unaudited)
    SHARES
      OR
  PRINCIPAL       SECURITY                                                               MARKET
   AMOUNT        DESCRIPTION                                                             VALUE
   ------         -----------                                                             -----
    COMMON STOCKS  (92.2%)
Basic Industry  (10.5%)
      20,000  Aluminum Company of America                                        $        1,640,000
      50,000  International Paper                                                         2,753,125
      38,000  PPG Industries, Inc.                                                        2,382,125
      70,000  Synthetic Industries, Inc. *                                                2,030,000
                                                                                 ------------------
                                                                                          8,805,250
                                                                                 ------------------
Consumer Cyclicals  (7.3%)
      60,500  BJ's Wholesale Club, Inc. *                                                 1,765,844
      45,000  J.C. Penney Co., Inc.                                                       2,621,250
      78,000  Quaker Fabric Corp. *                                                       1,764,750
                                                                                 ------------------
                                                                                          6,151,844
                                                                                 ------------------
Consumer Staples  (5.0%)
      26,900  Great Atlantic & Pacific Tea Company                                          854,075
      80,000  Phillip Morris Companies, Inc.                                              3,325,000
                                                                                 ------------------
                                                                                          4,179,075
                                                                                 ------------------
Energy  (6.9%)
      60,000  American Oilfield Divers *                                                    926,250
      88,000  Domain Energy Corp. *                                                       1,628,000
      75,000  Repsol S.A. -- ADR                                                          3,253,125
                                                                                 ------------------
                                                                                          5,807,375
                                                                                 ------------------
Finance  (15.0%)
      58,000  American Financial Group, Inc.                                              2,581,000
      10,000  CCB Financial Corp.                                                           806,250
      30,000  Chase Manhattan Corp.                                                       3,540,000
      92,000  IMC Mortgage Co. *                                                          1,414,500
      68,000  Reliastar Financial Corp.                                                   2,707,250
      30,000  Selective Insurance Group                                                   1,545,000
                                                                                 ------------------
                                                                                         12,594,000
                                                                                 ------------------
Health Care  (6.9%)
     100,000  Maxxim Medical, Inc. *                                                      2,600,000
     100,000  Sun Healthcare Group *                                                      2,056,250
      20,000  Wellpoint Health Networks *                                                 1,158,750
                                                                                 ------------------
                                                                                          5,815,000
                                                                                 ------------------
Manufacturing  (7.8%)
      65,000  Dana Corp.                                                                  3,209,375
      89,250  Mark IV Industries, Inc.                                                    2,398,594
      46,000  Mascotech, Inc.                                                               943,000
                                                                                 ------------------
                                                                                          6,550,969
                                                                                 ------------------
Services  (9.9%)
      25,000  AMR Corp. *                                                                 2,767,188
      50,000  CSX Corp.                                                                   2,924,999
      30,000  Royal Caribbean Cruises Ltd.                                                1,312,500
      51,300  World Fuel Services Corp.                                                   1,276,088
                                                                                 ------------------
                                                                                          8,280,775
                                                                                 ------------------
Technology  (7.0%)
      30,000  International Business Machine                                              3,178,125
      40,000  Tektronix, Inc.                                                             2,697,500
                                                                                 ------------------
                                                                                          5,875,625
                                                                                 ------------------
Utilities/REITS  (15.9%)
      54,200  Bedford Property Investors                                                  1,192,400
      50,000  Eastgroup Properties                                                        1,093,750
     100,200  Equity Inns, Inc.                                                           1,584,413
      77,000  General Public Utility Corp.                                                2,762,374
     122,000  Ohio Edison Co.                                                             2,859,374
      55,000  Price Reit, Inc.                                                            2,210,313
      45,000  TriNet Corporate Realty Trust, Inc.                                         1,580,625
                                                                                 ------------------
                                                                                         13,283,249
                                                                                 ------------------
TOTAL COMMON STOCKS                                                                      77,343,162
                                                                                 ------------------


    REPURCHASE AGREEMENT  (9.5%)
   7,966,000  Union Bank Of California Repurchase Agreement, 5.75%, dated                 7,966,000
              9/30/97 and maturing 10/1/97, collaterialized by U.S. Treasury     ------------------
              Notes, 5.63%, due 10/31/97 with a value of $8,311,763.
TOTAL REPURCHASE AGREEMENT                                                                7,966,000
                                                                                 ------------------
    CASH SWEEP ACCOUNT  (0.0%)
         539  Union Bank Of California                                                          539
                                                                                 ------------------
TOTAL CASH SWEEP ACCOUNT                                                                        539
                                                                                 ------------------

TOTAL INVESTMENTS (COST $67,872,711)   -   101.7%                                        85,309,701
    LIABILITIES IN EXCESS OF OTHER ASSETS   (1.7)%                                       (1,445,517)
                                                                                 ------------------
TOTAL NET ASSETS   -   100.0%                                                    $       83,864,184
                                                                                 ------------------
                                                                                 ------------------

----------------
Percentages indicated are based on net assets of $83,864,184.
* Denotes non-income producing security.

SEFTON EQUITY VALUE FUND
STATEMENT OF OPERATIONS
For the period ended September 30, 1997
(Unaudited)


 INVESTMENT INCOME:
 Interest income                                                   $157,578
 Dividend income                                                    837,266
 ---------------------------------------------------------------------------

 Total Investment Income                                            994,844
 ---------------------------------------------------------------------------
 EXPENSES:
 Investment advisory fees                                           415,489
 Administration fees                                                 73,009
 Shareholder servicing fees                                           7,520
 Fund Accounting fees                                                17,174
 Legal fees                                                          20,902
 Audit fees                                                          14,205
 Custodian fees                                                       9,464
 Amortization of organization costs                                   4,024
 Transfer Agency fees                                                 6,780
 Printing costs                                                       7,215
 Insurance costs                                                      7,069
 Registration and filing fees                                         6,513
 Trustees' fees and expenses                                          5,876
 Other                                                                1,183
 ---------------------------------------------------------------------------

 Total expenses                                                     596,423
 ---------------------------------------------------------------------------

 Expenses waived by:
  Administrator                                                     (10,686)
 ---------------------------------------------------------------------------

 Net Expenses                                                       585,737
 ---------------------------------------------------------------------------

 NET INVESTMENT INCOME                                              409,107
 ---------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investment transactions              6,811,816
 Net change in unrealized appreciation (depreciation)            10,987,288
 ---------------------------------------------------------------------------

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          17,799,104
 ---------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS 18,208,211
 ---------------------------------------------------------------------------


See notes to financial statements.

SEFTON EQUITY VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 1997
(Unaudited)

                                                                      For the Period Ended      For the Year Ended
                                                                       September 30, 1997         March 31, 1997
FROM INVESTMENT ACTIVITIES
Net investment income (loss)                                                       409,107                549,337
Net realized gain (loss) from investment transactions                            6,811,816              6,634,179
Net change in unrealized appreciation (depreciation)                            10,987,288              1,277,884
                                                                      --------------------      -----------------
Net increase (decrease) in net assets resulting from operations                 18,208,211              8,461,400
                                                                      --------------------      -----------------
Dividends to shareholders from net investment income                              (408,923)              (544,866)
Distributions to shareholders in excess of net investment income                         0                (13,818)
Distributions to shareholders from net realized gain from
   investment transactions                                                               0             (4,451,927)
                                                                      --------------------      -----------------

Change in net assets from investment activities                                 17,799,288              3,450,789
                                                                      --------------------      -----------------

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares                                                     3,734,005             45,875,135
Net asset value of shares issued to shareholders from reinvestment
   of dividends and distributions                                                  399,838              2,995,495
                                                                      --------------------      -----------------
                                                                                 4,133,843             48,870,630
Cost of shares redeemed                                                        (24,384,616)            (2,331,718)
                                                                      --------------------      -----------------
Change in net assets from beneficial interest transactions                     (20,250,773)            46,538,912
                                                                      --------------------      -----------------
NET INCREASE (DECREASE) IN NET ASSETS                                           (2,451,485)            49,989,701

NET ASSETS:
Beginning of period                                                             86,315,669             36,325,968
                                                                      --------------------      -----------------

End of period                                                                   83,864,184             86,315,669
                                                                      --------------------      -----------------
                                                                      --------------------      -----------------


See notes to financial statements.

SEFTON EQUITY VALUE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                   For the Period Ended  For the Year Ended For the Period Ended
                                                                    September 30, 1997     March 31, 1997    March 31, 1996  (1)
                                                                    ------------------     --------------    -------------------
                                                                        (Unaudited)
Net asset value - beginning of period                                           16.42               14.92                 12.00

Income from investment operations
 Net investment income                                                           0.09                0.17                  0.21
 Net realized and unrealized gain from investment transactions                   3.94                3.14                  2.92
                                                                    -----------------      --------------    ------------------
Total income from investment operations                                          4.03                3.31                  3.13
                                                                    -----------------      --------------    ------------------

Dividends and distributions to shareholders
 Dividends from net investment income                                           (0.09)              (0.17)                (0.21)
 Distributions from net realized gain from investment transactions               0.00               (1.64)                   --
                                                                    -----------------      --------------    ------------------


Total Dividends and distributions                                               (0.09)              (1.81)                (0.21)
                                                                    -----------------      --------------    ------------------
                                                                    -----------------      --------------    ------------------

Net asset value - end of period                                                 20.36               16.42                 14.92
                                                                    -----------------      --------------    ------------------
                                                                    -----------------      --------------    ------------------

Total return                                                                    24.58%(2)           23.15%                26.31%(2)

Ratios/Supplemental Data:

Net assets, end of period (000)                                               $83,864             $86,316               $36,326

Ratio of expenses to average net assets                                          1.41%(3)            1.52%                 1.55%(3)

Ratio of net investment income to average net assets                             0.98%(3)            1.13%                 1.68%(3)

Ratio of expenses to average net assets without fee waivers                      1.44%(3)            1.56%                 1.66%(3)

Ratio of net investment income to average net assets without fee waivers         0.95%(3)            1.09%                 1.57%(3)

Average Commission Rate                                                       $0.0600             $0.0520                   --

Portfolio turnover rate (4)                                                     32.87%              77.65%                62.76%

  (1)  Fund commenced investment operations April 3, 1995
  (2)  Total return is not annualized.
  (3)  Annualized.
  (4) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended September 30, 1997 were $25,009,394 and $39,834,963, respectively.


 See notes to financial statements.

  SEFTON SMALL COMPANY VALUE FUND
  STATEMENT OF ASSETS AND LIABILITIES
  September 30, 1997
  (Unaudited)


  ASSETS:
  Investments, at value (cost-$23,336,559)                         $26,175,285
  Repurchase Agreements (cost - $4,877,000)                         $4,877,000
  Interest receivable                                                   54,586
  Receivable for capital shares issued                                   1,800
  Organizational costs, net of accumulated amortization                 21,782
  Prepaid expenses                                                       1,846
  -----------------------------------------------------------------------------

  Total Assets                                                      31,132,299
  -----------------------------------------------------------------------------

  LIABILITIES:
  Payable for investments purchased                                    912,079
  Payable for capital shares redeemed                                  145,081
  Payables:
    Investment advisory fees                                            23,747
    Administration fees                                                    494
    Transfer agent fees                                                  1,437
    Legal and audit fees                                                12,420
    Custodian and accounting fees                                        3,460
    Printing costs                                                       1,546
    Other                                                                  735
  -----------------------------------------------------------------------------

  Total Liabilities                                                  1,100,999
  -----------------------------------------------------------------------------


  NET ASSETS:                                                       30,031,300
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------


  COMPOSITION OF NET ASSETS
  Paid-in capital                                                   27,496,149
  Undistributed (distributions in excess of) net investment income         450
  Accumulated net realized gain (loss) from investment transactions   (304,025)
  Net unrealized appreciation (depreciation) of investments          2,838,726
  -----------------------------------------------------------------------------

  NET ASSETS                                                       $30,031,300
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------


  Shares of beneficial interest outstanding                          2,278,784
  -----------------------------------------------------------------------------


  Net asset value, offering, and redemption price per share        $     13.18
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------


See notes to financial statements.


SEFTON SMALL COMPANY VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                SEPTEMBER 30, 1997
(Unaudited)
    SHARES
      OR
  PRINCIPAL       SECURITY                                                               MARKET
   AMOUNT        DESCRIPTION                                                             VALUE
   ------         -----------                                                             -----

    COMMON STOCKS  (87.2%)
Basic Industry  (8.2%)
      93,400  Dravo Corp. *                                                      $        1,109,125
      62,500  JLM Industries, Inc. *                                                        773,438
      20,000  Synthetic Industries, Inc. *                                                  580,000
                                                                                          2,462,563
                                                                                 ------------------

Consumer Cyclicals  (7.3%)
      50,000  Quaker Fabric Corp. *                                                       1,131,250
      72,000  Tarrant Apparel Group *                                                     1,071,000
                                                                                 ------------------
                                                                                          2,202,250
                                                                                 ------------------
Consumer Staples  (3.4%)
      32,000  Great Atlantic & Pacific Tea Company                                        1,016,000
                                                                                 ------------------
Energy  (9.4%)
      55,000  American Oilfield Divers *                                                    849,063
      37,000  Domain Energy Corp. *                                                         684,500
      41,700  Midcoast Energy Resources                                                     857,456
      24,000  Plains Resources, Inc. *                                                      432,000
                                                                                 ------------------
                                                                                          2,823,019
                                                                                 ------------------
Finance  (11.7%)
      21,400  Delta Financial Corp. *                                                       432,013
      66,200  Gryphon Holdings, Inc. *                                                    1,092,299
      60,000  IMC Mortgage Co. *                                                            922,500
      20,500  Selective Insurance Group                                                   1,055,750
                                                                                 ------------------
                                                                                          3,502,562
                                                                                 ------------------
Health Care  (7.3%)
      44,500  Maxxim Medical, Inc. *                                                      1,157,000
      50,000  Sun Healthcare Group *                                                      1,028,125
                                                                                 ------------------
                                                                                          2,185,125
                                                                                 ------------------
Manufacturing  (8.5%)
      15,000  DT Industries, Inc.                                                           495,000
      28,000  Mascotech, Inc.                                                               574,000
      37,400  Standard Products Co.                                                         984,088
      18,000  Watts Industries, Inc.                                                        499,500
                                                                                 ------------------
                                                                                          2,552,588
                                                                                 ------------------
Services  (11.6%)
      41,500  Cameron Ashley Building Products *                                            757,375
      29,300  Carmike Cinemas, Inc., Class A *                                              879,000
      45,000  Garden Fresh Restaurant Corp. *                                               663,750
       1,500  Harveys Casinos Resorts                                                        26,438
      47,000  World Fuel Services Corp.                                                   1,169,124
                                                                                 ------------------
                                                                                          3,495,687
                                                                                 ------------------
Utilities/REITS  (19.8%)
      32,100  Bedford Property Investors                                                    706,200
      54,000  Eastgroup Properties                                                        1,181,250
      75,000  Equity Inns, Inc.                                                           1,185,937
      28,000  Price Reit, Inc.                                                            1,125,250
      35,000  RFS Hotel Investors, Inc.                                                     682,500
      30,000  TriNet Corporate Realty Trust, Inc.                                         1,053,750
                                                                                 ------------------
                                                                                          5,934,887
                                                                                 ------------------
TOTAL COMMON STOCKS                                                                      26,174,681
                                                                                 ------------------
    REPURCHASE AGREEMENTS  (16.2%)
   4,877,000  Union Bank Of California Repurchase Agreement, 5.75%, dated                 4,877,000
                                                                                 ------------------
              9/30/97 and maturing 10/1/97, collaterialized by U.S. Treasury
              Notes, 5.63%, due 10/31/97 with a value of $5,088,686
TOTAL REPURCHASE AGREEMENTS                                                               4,877,000
                                                                                 ------------------
    CASH SWEEP ACCOUNT  (0.0%)
         604  Union Bank Of California                                                          604
                                                                                 ------------------
TOTAL CASH SWEEP ACCOUNT                                                                        604
                                                                                 ------------------


TOTAL INVESTMENTS (COST $28,213,559)   -   103.4%
                                                                                         31,052,285
    LIABILITIES IN EXCESS OF OTHER ASSETS   (3.4)%
                                                                                         (1,020,985)
                                                                                 ------------------
TOTAL NET ASSETS   -   100.0%                                                    $       30,031,300
                                                                                 ------------------
                                                                                 ------------------


----------------
Percentages indicated are based on net assets of $30,031,300.
* Denotes non-income producing security.

SEFTON SMALL COMPANY VALUE FUND
STATEMENT OF OPERATIONS
For the period ended September 30, 1997 (1)
(Unaudited)


 INVESTMENT INCOME:
 Interest income                                                     $134,250
 Dividend income                                                      102,426
 -----------------------------------------------------------------------------

 Total Investment Income                                              236,676
 -----------------------------------------------------------------------------

 EXPENSES:
 Investment advisory fees                                              83,943
 Administration fees                                                   10,073
 Fund Accounting fees                                                   8,096
 Legal fees                                                             2,760
 Audit fees                                                             9,660
 Custodian fees                                                           552
 Transfer Agency fees                                                   1,840
 Printing costs                                                         2,484
 Registration and filing fees                                             736
 Trustees' fees and expenses                                            1,196
 Other                                                                     96
 -----------------------------------------------------------------------------

 Total expenses                                                       121,436
 -----------------------------------------------------------------------------

 Expenses waived by:
  Investment Adviser                                                  (16,789)
 -----------------------------------------------------------------------------

 Net Expenses                                                         104,647
 -----------------------------------------------------------------------------

 NET INVESTMENT INCOME                                                132,029
 -----------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investment transactions                 (304,025)
 Net change in unrealized appreciation (depreciation)               2,838,726
 -----------------------------------------------------------------------------

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             2,534,701
 -----------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    2,666,730
 -----------------------------------------------------------------------------

  (1)  Fund commenced investment operations June 30, 1997.


 See notes to financial statements.

SEFTON SMALL COMPANY VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 1997
(Unaudited)
                                                         For the Period Ended
                                                        September 30, 1997 (1)
 FROM INVESTMENT ACTIVITIES
 Net investment income (loss)                                         132,029
 Net realized gain (loss) from investment transactions               (304,025)
 Net change in unrealized appreciation (depreciation)               2,838,726
                                                        ---------------------
 Net increase (decrease) in net assets resulting
   from operations                                                  2,666,730
                                                        ---------------------

 Dividends to shareholders from net investment income                (131,579)
                                                        ---------------------

 Change in net assets derived from investment activities            2,535,151
                                                        ---------------------


 FROM BENEFICIAL INTEREST TRANSACTIONS
 Proceeds from sale of shares                                      28,631,176
 Net asset value of shares issued to shareholders from
  reinvestment of dividends and distributions                         130,538
                                                        ---------------------
                                                                   28,761,714
 Cost of shares redeemed                                           (1,265,565)
                                                        ---------------------
 Change in net assets from beneficial interest
  transactions                                                     27,496,149
                                                        ---------------------
 NET INCREASE (DECREASE) IN NET ASSETS                             30,031,300

 NET ASSETS:
 Beginning of period                                                        0
                                                        ---------------------

 End of period                                                     30,031,300
                                                        ---------------------
                                                        ---------------------

  (1)  Fund commenced investment operations June 30, 1997.


See notes to financial statements.

SEFTON SMALL COMPANY VALUE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                         For the Period Ended
                                                        September 30, 1997 (1)
                                                        ----------------------
                                                               (Unaudited)

Net asset value - beginning of period                                   12.00

Income from investment operations
 Net investment income                                                   0.06
 Net realized and unrealized gain from investment
  transactions                                                           1.18
                                                           ------------------
Total income from investment operations                                  1.24
                                                           ------------------

Dividends and distributions to shareholders
 Dividends from net investment income                                   (0.06)
 Distributions from net realized gain from investment
  transactions                                                           0.00
                                                           ------------------
Total Dividends and distributions                                       (0.06)
                                                           ------------------
                                                           ------------------

Net asset value - end of period                                         13.18
                                                           ------------------
                                                           ------------------

Total return                                                           10.32%(2)

Ratios/Supplemental Data:

Net assets, end of period (000)                                       $30,031

Ratio of expenses to average net assets                                 1.54%(3)

Ratio of net investment income to average net assets                    1.94%(3)

Ratio of expenses to average net assets without fee waivers             1.78%(3)

Ratio of net investment income to average net assets without
  fee waivers                                                           1.70%(3)

Average Commission Rate                                               $0.0595

Portfolio turnover rate (4)                                             8.10%

  (1)  Fund commenced investment operations June 30, 1997.
  (2)  Total return is not annualized.
  (3)  Annualized.
  (4) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended September 30, 1997 were $24,888,048 and $1,248,067, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Sefton Funds Trust (the "Trust", formerly known as Kennebec Funds Trust), a Delaware business trust was organized on January 6, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Trust offers four series of shares - Sefton U.S. Government, Sefton California Tax-Free, Sefton Equity Value, and Sefton Small Company Value (the "Funds"). The Funds commenced investment operations on April 3, 1995 except the Sefton Small Company Value which commenced investment operations on June 30, 1997. The assets for each series are segregated and accounted for separately.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

a. INVESTMENT VALUATION: Marketable securities are valued at the last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, the closing bid prices are used. Securities for which market quotations are not readily available are valued at their fair market value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

b. REPURCHASE AGREEMENTS: Repurchase agreements are fully collateralized by securities issued by the U.S. government or its agencies. All collateral is held by the Trust's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counter party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Funds's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness in accordance with guidelines adopted by the Board of Trustees.

c. FEDERAL INCOME TAXES: The Funds have made no provision for federal income tax for the period ended September 30, 1997. The Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

d. SECURITIES TRANSACTIONS: Securities transactions are accounted for on the date the securities are purchased or sold (trade date).

e. ORGANIZATIONAL COSTS: Each of the Funds, except Sefton Small Company Value, deferred certain organizational costs of $38,529 at inception. Sefton Small Company Value deferred certain organizational costs of $21,782. Such costs are being amortized over a 60 month period from the commencement of investment operations.

f. INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued and recorded daily.

g. DIVIDENDS, DISTRIBUTIONS AND EXPENSES: The Sefton Equity Value Fund and Sefton Small Company Value will distribute net investment income quarterly. The Sefton U.S. Government Fund and Sefton California Tax-Free Fund will declare and pay dividends from net investment income daily and monthly, respectively. Distributions of net realized gains, if any, are declared at least once a year. Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

h. CAPITAL ACCOUNTS: The Funds follow the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss in such a manner as to approximate amounts available for future distributions to shareholders, if any.

i. CONCENTRATION OF CREDIT RISK: The Sefton California Tax-Free Fund invests primarily in securities issued by the State of California (the "State") and its various political subdivisions. The performance of Sefton California Tax-Free is closely tied to economic conditions within the state and the financial condition of the State and its agencies and municipalities.

NOTE 2 - SHARES OF BENEFICIAL INTEREST

    On September 30, 1997 there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the period April 1, 1997 to September 30, 1997 were as follows:

                           Sefton U.S. Government Fund
                   For the period ended     For the year ended
                     September 30, 1997       March 31, 1997

    Shares Sold                 281,568             1,343,180
    Shares Reinvested            45,068                26,400
                              ----------            ----------
    Total                       326,636             1,369,580
    Shares Redeemed             (67,791)             (412,823)
                              ----------            ----------

    Net Increase (Decrease)     258,845               956,757
                              ----------            ----------
                              ----------            ----------

                         Sefton California Tax-Free Fund
                   For the period ended     For the year ended
                     September 30, 1997        March 31, 1997

    Shares Sold                 192,181               624,399
    Shares Reinvested            58,778                21,827
                              ----------            ----------
    Total                       250,959               646,226
    Shares Redeemed             (84,624)           (1,242,645)
                              ----------            ----------

    Net Increase (Decrease)     166,335              (596,419)
                              ----------            ----------
                              ----------            ----------


                          Sefton Equity Value Fund
                   For the period ended      For the year ended
                     September 30, 1997         March 31, 1997

    Shares Sold                 197,938             2,774,203
    Shares Reinvested            20,670               195,029
                              ----------            ----------
    Total                       218,608             2,969,232
    Shares Redeemed          (1,356,290)             (146,071)
                              ----------            ----------

    Net Increase (Decrease)  (1,137,682)            2,823,161
                              ----------            ----------
                              ----------            ----------

              Sefton Small Company Value Fund
                   For the period ended
                     September 30, 1997 (1)

    Shares Sold               2,370,247
    Shares Reinvested             9,927
                              ----------
    Total                     2,380,174
    Shares Redeemed            (101,390)
                              ----------

    Net Increase (Decrease)   2,278,784
                              ----------
                              ----------


    (1) Fund commenced investment operations June 30, 1997.

NOTE 3 - INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

Each Fund has entered into an Investment Advisory Agreement with Sefton Capital Management, Inc. ("Investment Adviser"). Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to an advisory fee, computed daily and payable monthly at an annual rate of

 .60%, .60%, 1.00%, and 1.25% of the daily average net assets for the Sefton U.S. Government Fund, Sefton California Tax-Free Fund, Sefton Equity Value Fund and Sefton Small Company Value, respectively. Sefton Capital Management, Inc. voluntarily waived a portion of its advisory fee for the year ended September
30, 1997. Mr. Harley K. Sefton, President and CEO of the Investment Adviser, is responsible for the day to day management of the Funds. As of September 30, 1997, affiliates of the Funds own 96%, 94%, 93%, and 96% of the Sefton U.S. Government, Sefton California Tax-Free, Sefton Equity Value, and Sefton Small Company Value Funds' shares outstanding, respectively.

On January 1, 1997, each of the Funds entered into an Administrative Services Contract with BISYS Fund Services ("BISYS" or "Administrator"). The Administrator is entitled to receive a fee from the Funds for its services computed daily and payable monthly, at an annual rate of .15% of each Fund's average daily net assets. BISYS voluntarily waived a portion of the administration fees for the period ended September 30, 1997. BISYS assisted in each of the Fund's administration and operations, including providing office space and various legal and accounting services in connection with the regulatory requirements applicable to each Fund.

Certain Trustees and officers of the Funds are also officers of Sefton Capital Management or BISYS. All access persons, as defined in the 1940 Act, follow guidelines and policies on personal trading as outlined in the Trust's Code of Ethics.

Trustees and officers of the Funds who are affiliated persons receive no compensation from the Funds. Trustees who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $2,664, $3,673, $5,876 and $1,196 from the Sefton U.S. Government, Sefton California Tax Free Fund, Sefton Equity Value Fund and Sefton Small Company Value Fund, respectively, for the period ended September 30, 1997.

NOTE 4 - UNREALIZED GAINS AND LOSSES ON INVESTMENTS

As of September 30, 1997:


                                      Sefton           Sefton          Sefton            Sefton
                                  U.S. Government    California       Equity         Small Company
                                       Fund         Tax-Free Fund     Value Fund        Value Fund
                                       ----         -------------     ----------        ----------
Gross Appreciation
  (excess of value over cost)       $974,522        $1,938,599      $17,441,227        $2,953,701
Gross Depreciation
  (excess of cost over value)          (0)               (0)           (4,237)          (114,975)
                                     --------       -----------      -----------        ----------
Net Unrealized Appreciation/
  (Depreciation)                    $974,522        $1,938,599      $17,436,990        $2,838,726
                                     --------       -----------      -----------        ----------
                                     --------       -----------      -----------        ----------

                                     PART C.

                                OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  FINANCIAL STATEMENTS:

               INCLUDED IN PART A OF THIS REGISTRATION STATEMENT:

               (1) Financial Highlights for the Year ended March 31, 1997 and the period from April 3, 1995 (commencement of investment operations) to March 31, 1996 (audited).
               (2) Financial Highlights for the Small Company Value Fund for the period from June 30, 1997 (commencement of investment operations) to September 30, 1997 (unaudited).

               INCLUDED IN PART B OF THIS REGISTRATION STATEMENT:

               The following audited financial statements of Sefton U.S. Government Fund, Sefton California Tax-Free Fund and Sefton Equity Value Fund and the notes thereto for the fiscal year ended March 31, 1997, and the report of Price Waterhouse LLP with respect to such financial statements are incorporated by reference in Part B of this Registration Statement:

               (1) Statements of Assets and Liabilities dated March 31, 1997 (audited).*
               (2)  Statements of Investments dated March 31, 1997 (audited).*
               (3) Statements of Operations for the year ended March 31, 1997 (audited).*
               (4) Statements of Changes in Net Assets for the year ended March 31, 1997 and the period from April 3, 1995 (commencement of investment operations) to March 31, 1996 (audited).*
               (5) Financial Highlights for the year ended March 31, 1997 and the period from April 3, 1995 (commencement of investment operations) to March 31, 1996 (audited).*
               (6)  Notes to Financial Statements dated March 31, 1997
                    (audited).*
               (7) Report of Independent Accountants to Financial Statements for the period ended March 31, 1997 (audited).*
               (8) Statement of Assets and Liabilities for the Small Company Value Fund dated September 30, 1997 (unaudited).
               (9) Statement of Investments for the Small Company Value Fund dated September 30, 1997 (unaudited).
               (10) Statement of Operations for the Small Company Value Fund for
                    the period ended September 30, 1997 (unaudited).
               (11) Statement of Changes in Net Assets for the Small Company
                    Value Fund for the period from June 30, 1997 (commencement of investment operations) to September 30, 1997 (unaudited).
               (12) Financial Highlights for the Small Company Value Fund for
                    the period from June 30, 1997 (commencement of investment operations) to September 30, 1997 (unaudited).
               (13) Notes to Financial Statements dated September 30, 1997
                    (unaudited).

          (b)  EXHIBITS:

               Exhibit
               Number     Description of Exhibit
                ------    ----------------------

                 1(a)     Trust Instrument. (1)(4)

                 1(b)     Amendment to Trust Instrument. (4)

                 2(a)     Bylaws of Registrant. (1)

                 3        None.

          4         None.

          5(a) Form of Master Investment Advisory Contract and Supplements between Registrant and Sefton Capital Management, Inc.(1)(7)

          5(b) Form of Master Administration Agreement and Supplements between Registrant and BISYS Fund Services Limited Partnership. (5)(6)

          6 Form of Master Distribution Agreement and Supplements between Registrant and BISYS Fund Services Limited Partnership. (5)

          7         None.

          8(a) Form of Custodian Contract between Registrant and State Street Bank and Trust Company. (3)

          8(b) Form of Custodian Contract between Registrant and Union Bank of California, N.A. (7)

          9(a) Form of Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc. (5)

          9(b) Form of Fund Accounting Agreement between Registrant and BISYS Fund Services, Inc. (5)

          10        Consent of Baker & McKenzie. (7)

          11        Consent of Independent Accountants. (7)

          12        None.

          13        Subscription Agreement. (2)

          14        None.

          15        None.

          16        Schedule of Computation of Performance Calculation. (7)
                        (a) Sefton Small Company Value Fund

          17        Financial Data Schedule. (7)

          18        None.

     Other Exhibits

          A    Power of Attorney. (5)

--------
* Incorporated by reference to the Registrant's Annual Report filed with the Securities and Exchange Commission on May 30, 1997.
(1) Filed as an Exhibit to Registrant's Initial Registration Statement on Form N-1A on January 13, 1995 and incorporated herein by reference.
(2) Filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on March 20, 1995 and incorporated herein by reference.
(3) Filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on November 2, 1995 and incorporated herein by reference.

(4) Filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on July 12, 1996 and incorporated herein by reference.
(5) Filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 to the Registration Statement on April 16, 1997 and incorporated herein by reference.
(6) Filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on June 30, 1997 and incorporated herein by reference.
(7)  Filed herewith.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


          Name of Fund                       As of October 30, 1997
          ------------                       ----------------------
          Sefton U.S. Government Fund                  32
          Sefton California Tax-Free Fund              26
          Sefton Equity Value Fund                    114
          Sefton Small Company Value Fund              19


ITEM 27.  INDEMNIFICATION.

     As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1(a) to this Registration Statement) and Section 4 of the Master Investment Advisory Contract and Supplements (Exhibit 5(a) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

     Section 4 of the Master Investment Advisory Contract (Exhibit 5(a) to the Registration Statement) and Section 3 of the Master Administration Contract (Exhibit 5(b) to the Registration Statement) and Section 10 of the Master Distribution Contract (Exhibit 6 to this Registration Statement) limit the liability of Sefton Capital Management, Inc. and BISYS, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contract and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Sefton Capital Management, Inc. provides investment advisory services to the Funds pursuant to an Advisory Agreement with the Trust. The adviser was formed in 1994.


     The executive officers of Sefton Capital Management, Inc. and such executive officers' and directors' positions during the past 2 years are as follows:

     Name and Position                  Other Businesses
     -----------------                  ----------------

     Harley Knox Sefton,                President, First Interstate Capital
     President and Chief                Management, Inc. and San Diego Financial
      Executive Officer                 Capital Management, Inc.

     Theodore James Piorkowski,         Vice President and Portfolio Manager,
     Vice President and Fund Manager    First Interstate Capital Management

     Lorraine Aulani Capossere,         Assistant Vice President and Operations
     Vice President and Chief           Manager, First Interstate Capital Inc.
      Officer                           Officer

     Jennifer Jones Sefton,             Senior Accountant, Steres Alpert & Carne
     Vice President and Chief
      Financial Officer

     Thomas Charles Bowden,             Vice President and Portfolio Manager,
     Vice President and Fund Manager    First Interstate Capital Management,
                                        Inc.

     Leif Otto Sanchez,                 Vice President and Portfolio Manager,
     Vice President and Fund Manager    First Interstate Capital Management,
                                        Inc.

     Alan Ashwell Lordi,                Managing Director, Furman Selz LLC
     Vice President and Portfolio
      Manager


ITEM 29.  PRINCIPAL UNDERWRITER

          (a) BISYS Fund Services Limited Partnership, an Ohio limited partnership, is the distributor (the "Distributor") for the shares of the Registrant. The Distributor also serves as the principal underwriter or placement agent for other unrelated registered investment companies.

          (b) The information required by this item 29 with respect to the Distributor is incorporated by reference to Schedule A of Form BD filed by BISYS Fund Services Limited Partnership pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-32480).

          (c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of:

          (1)  Records relating to management and investment advisory functions:

               Sefton Capital Management, Inc.
               2550 Fifth Avenue, Suite 808
               San Diego, California 92103

          (2)  Records relating to administration and distribution functions:

               BISYS Fund Services Limited Partnership
               3435 Stelzer Road,
               Columbus, Ohio, 43219

          (3) Records relating to fund accounting and registrar/transfer agency functions:

               BISYS Fund Services, Inc.
               3435 Stelzer Road,
               Columbus, Ohio, 43219

          (4)  Records relating to custodial functions:

               Union Bank of California, N.A.
               475 Sansome Street
               San Francisco, California 94111


ITEM 31.  MANAGEMENT SERVICES

     Not applicable.


ITEM 32.  UNDERTAKINGS.

          (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

          (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

          (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to Shareholders upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego and State of California, on November 20, 1997.

                                        SEFTON FUNDS TRUST
                                        (Registrant)


                                        By:  /s/ Harley K. Sefton
                                           -------------------------------
                                                 Harley K. Sefton
                                                 President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.


     Signatures                       Title                      Date
     ----------                       -----                      ----

 /s/ Harley K. Sefton     Chairman, President and Trustee   November 20, 1997
------------------------
Harley K. Sefton

Grace Evans Cherashore *             Trustee                November 20, 1997
------------------------
Grace Evans Cherashore

Gordon T. Frost, Jr. *              Trustee                 November 20, 1997
------------------------
Gordon T. Frost, Jr.

John J. Pileggi *                   Trustee                 November 20, 1997
------------------------
John J. Pileggi

 /s/ Thresa Dewar          Vice President and Treasurer     November 20, 1997
------------------------   (Principal Financial Officer)
Thresa Dewar




 /s/ Harley K. Sefton
------------------------
Harley K. Sefton
Attorney-in-fact


---------------
* Pursuant to Power of Attorney filed as an exhibit to Registrant's Post-Effective Amendment No. 3 to the Registration Statement on April 16, 1997 and incorporated herein by reference.

                               FILED EXHIBIT INDEX




 Exhibit
 Number                       Description of Exhibit
 ------    ---------------------------------------------------------------------
 5(a) Form of Supplement to Master Investment Advisory Contract between Registrant and Sefton Capital Management, Inc.

 8(b) Form of Custodian Contract between Registrant and Union Bank of California, N.A.

 10        Consent of Baker & McKenzie

 11        Consent of Independent Accountants

 16        Schedule of Computation of Performance Calculation
               (a) Sefton Small Company Value Fund

 27        Financial Data Schedule